UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01400

Fidelity Contrafund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1.

Reports to Stockholders

Fidelity Advisor® New Insights Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2019

% of fund's net assets
Amazon.com, Inc.	5.3
Facebook, Inc. Class A	4.8
Microsoft Corp.	3.5
Berkshire Hathaway, Inc. Class A	2.7
Netflix, Inc.	2.5
Salesforce.com, Inc.	2.5
Adobe, Inc.	2.3
Alphabet, Inc. Class A	2.3
Visa, Inc. Class A	2.2
Bank of America Corp.	2.0
30.1

Top Five Market Sectors as of June 30, 2019

% of fund's net assets
Information Technology	22.8
Financials	13.9
Communication Services	13.6
Consumer Discretionary	12.5
Health Care	12.5

Asset Allocation (% of fund's net assets)

As of June 30, 2019*
Stocks	97.2%
Convertible Securities	1.0%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments - 9.4%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 13.6%
Diversified Telecommunication Services - 0.6%
Iridium Communications, Inc. (a)	180,672	$4,202
Verizon Communications, Inc.	2,610,000	149,109
		153,311
Entertainment - 3.3%
Activision Blizzard, Inc.	891,432	42,076
Live Nation Entertainment, Inc. (a)	113,400	7,513
Netflix, Inc. (a)	1,821,200	668,963
Spotify Technology SA (a)	53,600	7,837
The Walt Disney Co.	924,600	129,111
Trion World, Inc. (a)(b)(c)	702,569	0
Weinstein Co. Holdings LLC Class A-1 (a)(b)(c)	2,267	0
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	13,518,536	42,043
		897,543
Interactive Media & Services - 8.2%
Alphabet, Inc.:
Class A (a)	571,467	618,784
Class C (a)	77,966	84,274
CarGurus, Inc. Class A (a)	427,350	15,432
Facebook, Inc. Class A (a)	6,675,301	1,288,333
Match Group, Inc.	33,600	2,260
Pinterest, Inc.	7,896,087	193,438
Twitter, Inc. (a)	307,600	10,735
		2,213,256
Media - 1.0%
Charter Communications, Inc. Class A (a)	9,400	3,715
Comcast Corp. Class A	5,371,600	227,111
Discovery Communications, Inc. Class A (a)	329,300	10,110
Liberty Global PLC Class A (a)	11,925	322
Liberty Media Corp. Liberty Formula One Group Series C (a)	933,300	34,915
		276,173
Wireless Telecommunication Services - 0.5%
Sprint Corp. (a)	12,594,902	82,749
T-Mobile U.S., Inc. (a)	579,600	42,972
		125,721

TOTAL COMMUNICATION SERVICES		3,666,004

CONSUMER DISCRETIONARY - 12.1%
Automobiles - 0.6%
Fiat Chrysler Automobiles NV	5,003,700	69,151
General Motors Co.	1,325,400	51,068
Tesla, Inc. (a)(e)	82,024	18,329
Toyota Motor Corp.	158,600	9,843
		148,391
Hotels, Restaurants & Leisure - 1.5%
ARAMARK Holdings Corp.	808,500	29,155
Chipotle Mexican Grill, Inc. (a)	83,900	61,489
Darden Restaurants, Inc.	31,900	3,883
Dunkin' Brands Group, Inc.	538,000	42,857
Evolution Gaming Group AB (f)	172,100	3,406
Hilton Worldwide Holdings, Inc.	172,534	16,863
Marriott International, Inc. Class A	71,415	10,019
McDonald's Corp.	780,600	162,099
Royal Caribbean Cruises Ltd.	11,800	1,430
Starbucks Corp.	160,800	13,480
U.S. Foods Holding Corp. (a)	1,159,400	41,460
Wynn Resorts Ltd.	189,900	23,546
		409,687
Household Durables - 0.8%
Blu Homes, Inc. (a)(b)(c)	98,215,581	170
D.R. Horton, Inc.	1,244,924	53,694
Mohawk Industries, Inc. (a)	150,100	22,135
Newell Brands, Inc.	1,832,800	28,262
NVR, Inc. (a)	16,760	56,485
Toll Brothers, Inc.	1,389,800	50,894
		211,640
Internet & Direct Marketing Retail - 5.6%
Amazon.com, Inc. (a)	747,460	1,415,411
eBay, Inc.	438,300	17,313
Etsy, Inc. (a)	24,400	1,497
MercadoLibre, Inc. (a)	18,700	11,440
The Booking Holdings, Inc. (a)	32,700	61,303
Wayfair LLC Class A (a)	7,500	1,095
		1,508,059
Multiline Retail - 0.4%
Dollar General Corp.	478,500	64,674
Dollar Tree, Inc. (a)	217,200	23,325
Ollie's Bargain Outlet Holdings, Inc. (a)	251,310	21,892
		109,891
Specialty Retail - 1.7%
AutoZone, Inc. (a)	83,134	91,403
IAA Spinco, Inc. (a)	751,300	29,135
John David Group PLC	771,500	5,745
O'Reilly Automotive, Inc. (a)	87,792	32,423
Ross Stores, Inc.	134,400	13,322
The Home Depot, Inc.	289,700	60,249
Tiffany & Co., Inc.	437,000	40,921
TJX Companies, Inc.	3,176,034	167,949
Ulta Beauty, Inc. (a)	71,300	24,733
Urban Outfitters, Inc. (a)	43,464	989
		466,869
Textiles, Apparel & Luxury Goods - 1.5%
adidas AG	329,307	101,665
Allbirds, Inc. (b)(c)	37,884	1,903
Brunello Cucinelli SpA	1,809,400	61,025
China Hongxing Sports Ltd. (c)	6,000,000	251
Deckers Outdoor Corp. (a)	56,300	9,907
Gildan Activewear, Inc.	297,800	11,525
Hermes International SCA	4,766	3,437
lululemon athletica, Inc. (a)	59,400	10,704
LVMH Moet Hennessy Louis Vuitton SE	16,500	7,015
NIKE, Inc. Class B	514,866	43,223
PVH Corp.	438,200	41,471
Tapestry, Inc.	1,384,900	43,943
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	1,583,300	40,137
VF Corp.	459,400	40,129
		416,335

TOTAL CONSUMER DISCRETIONARY		3,270,872

CONSUMER STAPLES - 5.2%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	5,700	2,153
Diageo PLC	329,420	14,178
Diageo PLC sponsored ADR	187,700	32,344
Keurig Dr. Pepper, Inc.	1,527,800	44,153
Monster Beverage Corp. (a)	162,300	10,360
PepsiCo, Inc.	322,300	42,263
The Coca-Cola Co.	798,497	40,659
		186,110
Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	145,500	9,156
Costco Wholesale Corp.	467,056	123,424
Performance Food Group Co. (a)	876,007	35,067
Walmart, Inc.	1,665,700	184,043
		351,690
Food Products - 0.7%
Danone SA	601,300	50,913
Freshpet, Inc. (a)	70,700	3,218
Greencore Group PLC	18,326,123	50,968
Mondelez International, Inc.	427,600	23,048
The Hershey Co.	299,917	40,198
The Simply Good Foods Co. (a)	527,000	12,690
		181,035
Household Products - 1.2%
Colgate-Palmolive Co.	122,700	8,794
Kimberly-Clark Corp.	518,200	69,066
Procter & Gamble Co.	1,881,600	206,317
Reckitt Benckiser Group PLC	647,100	51,092
		335,269
Personal Products - 1.3%
Coty, Inc. Class A	1,949,526	26,124
Estee Lauder Companies, Inc. Class A	1,115,558	204,270
L'Oreal SA	12,800	3,646
Shiseido Co. Ltd.	275,600	20,759
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,410,100	85,675
		340,474

TOTAL CONSUMER STAPLES		1,394,578

ENERGY - 4.5%
Energy Equipment & Services - 0.3%
Borr Drilling Ltd. (a)	3,051,520	29,512
Oceaneering International, Inc. (a)	2,249,417	45,866
Pacific Drilling SA	77,112	972
Pacific Drilling SA (a)	1,296,481	16,336
		92,686
Oil, Gas & Consumable Fuels - 4.2%
BP PLC sponsored ADR	2,340,784	97,611
Cabot Oil & Gas Corp.	2,229,880	51,198
Centennial Resource Development, Inc. Class A (a)	4,322,118	32,805
Cheniere Energy, Inc. (a)	856,739	58,644
Concho Resources, Inc. (a)	25,680	2,650
Continental Resources, Inc. (a)	342,619	14,421
EOG Resources, Inc.	356,900	33,249
Exxon Mobil Corp.	3,957,600	303,271
Golar LNG Ltd.	1,567,200	28,962
GoviEx Uranium, Inc. (a)	851,865	101
GoviEx Uranium, Inc. (a)(f)	23,200	3
GoviEx Uranium, Inc. Class A (a)(f)	2,625,135	311
Hess Corp.	2,836,300	180,304
Kosmos Energy Ltd.	15,492,500	97,138
Magnolia Oil & Gas Corp.	971,000	11,244
Pioneer Natural Resources Co.	20,200	3,108
Reliance Industries Ltd.	3,397,173	61,740
The Williams Companies, Inc.	3,463,448	97,115
Valero Energy Corp.	682,000	58,386
		1,132,261

TOTAL ENERGY		1,224,947

FINANCIALS - 13.8%
Banks - 4.7%
Bank of America Corp.	18,440,127	534,764
BOK Financial Corp.	25,800	1,947
Citigroup, Inc.	1,348,100	94,407
First Republic Bank	351,100	34,285
HDFC Bank Ltd. sponsored ADR	1,440,872	187,371
JPMorgan Chase & Co.	1,504,000	168,147
Kotak Mahindra Bank Ltd.	1,962,572	42,044
Metro Bank PLC (a)(e)	6,438,915	42,971
PNC Financial Services Group, Inc.	753,189	103,398
SunTrust Banks, Inc.	982,100	61,725
		1,271,059
Capital Markets - 1.0%
Bank of New York Mellon Corp.	1,206,639	53,273
Brookfield Asset Management, Inc. Class A	285,100	13,639
Charles Schwab Corp.	28,600	1,149
CME Group, Inc.	235,400	45,693
Goldman Sachs Group, Inc.	272,200	55,692
The NASDAQ OMX Group, Inc.	672,300	64,655
TPG Specialty Lending, Inc.	1,968,769	38,588
		272,689
Consumer Finance - 0.8%
American Express Co.	1,819,300	224,574
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc.:
Class A (a)	2,260	719,471
Class B (a)	970,100	206,796
Clarivate Analytics PLC (a)	993,700	15,283
Focus Financial Partners, Inc. Class A	1,011,414	27,622
		969,172
Insurance - 3.5%
Admiral Group PLC	886,387	24,855
AFLAC, Inc.	95,900	5,256
Allstate Corp.	16,800	1,708
American International Group, Inc.	5,196,100	276,848
Arch Capital Group Ltd. (a)	1,320,400	48,960
Chubb Ltd.	920,485	135,578
Fairfax Financial Holdings Ltd. (sub. vtg.)	36,000	17,670
First American Financial Corp.	898,900	48,271
FNF Group	2,159,300	87,020
Hiscox Ltd.	1,750,338	37,610
Marsh & McLennan Companies, Inc.	487,400	48,618
MetLife, Inc.	2,033,000	100,979
Progressive Corp.	385,900	30,845
The Travelers Companies, Inc.	530,100	79,261
		943,479
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	2,312,789	52,847

TOTAL FINANCIALS		3,733,820

HEALTH CARE - 12.2%
Biotechnology - 1.7%
23andMe, Inc. (a)(b)(c)	22,532	292
AbbVie, Inc.	82,684	6,013
Acceleron Pharma, Inc. (a)	67,842	2,787
Alexion Pharmaceuticals, Inc. (a)	224,900	29,457
Allogene Therapeutics, Inc. (e)	169,034	4,539
Amgen, Inc.	729,499	134,432
Arena Pharmaceuticals, Inc. (a)	76,839	4,505
Array BioPharma, Inc. (a)	116,600	5,402
Ascendis Pharma A/S sponsored ADR (a)	26,600	3,063
bluebird bio, Inc. (a)	60,700	7,721
Bridgebio Pharma, Inc.	212,100	5,720
CSL Ltd.	12,228	1,846
Exact Sciences Corp. (a)	108,300	12,784
FibroGen, Inc. (a)	78,352	3,540
Galapagos Genomics NV sponsored ADR (a)	21,513	2,774
Gossamer Bio, Inc.	81,493	1,808
Mirati Therapeutics, Inc. (a)	74,300	7,653
Morphosys AG (a)	10,200	979
Neurocrine Biosciences, Inc. (a)	103,026	8,698
Olivo Labs (a)(b)(c)	630,333	0
Regeneron Pharmaceuticals, Inc. (a)	97,900	30,643
Sage Therapeutics, Inc. (a)	61,700	11,297
Vertex Pharmaceuticals, Inc. (a)	1,009,969	185,208
		471,161
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	1,280,600	107,698
Alcon, Inc. (a)	243,540	15,112
Baxter International, Inc.	1,860,100	152,342
Becton, Dickinson & Co.	388,100	97,805
Boston Scientific Corp. (a)	2,184,824	93,904
Danaher Corp.	1,296,800	185,339
DexCom, Inc. (a)	300,100	44,967
Edwards Lifesciences Corp. (a)	612,200	113,098
Hoya Corp.	26,400	2,021
I-Pulse, Inc. (a)(b)(c)	58,562	556
Intuitive Surgical, Inc. (a)	85,700	44,954
Masimo Corp. (a)	600	89
Sonova Holding AG Class B	73,800	16,768
Stryker Corp.	129,000	26,520
		901,173
Health Care Providers & Services - 2.6%
Anthem, Inc.	160,100	45,182
Covetrus, Inc. (a)	333,965	8,169
Henry Schein, Inc. (a)	835,062	58,371
National Vision Holdings, Inc. (a)	1,791,727	55,060
UnitedHealth Group, Inc.	1,883,000	459,471
Universal Health Services, Inc. Class B	487,300	63,539
		689,792
Health Care Technology - 0.7%
Castlight Health, Inc. (a)	1,306,600	4,220
Cerner Corp.	924,730	67,783
Veeva Systems, Inc. Class A (a)	675,670	109,533
		181,536
Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	927,300	69,241
Avantor, Inc.	1,774,900	33,883
Bruker Corp.	1,055,000	52,697
IQVIA Holdings, Inc. (a)	283,007	45,536
Mettler-Toledo International, Inc. (a)	210,530	176,845
PRA Health Sciences, Inc. (a)	79,100	7,843
Thermo Fisher Scientific, Inc.	797,469	234,201
		620,246
Pharmaceuticals - 1.6%
AstraZeneca PLC:
(United Kingdom)	78,421	6,411
sponsored ADR	1,726,800	71,282
Catalent, Inc. (a)	771,000	41,796
Eli Lilly & Co.	524,400	58,098
GlaxoSmithKline PLC	601	12
Hansoh Pharmaceutical Group Co. Ltd. (f)	1,786,000	4,721
Idorsia Ltd. (a)	334,200	7,634
Merck & Co., Inc.	589,300	49,413
Novartis AG sponsored ADR	488,900	44,641
Perrigo Co. PLC	911,900	43,425
Roche Holding AG (participation certificate)	133,180	37,449
Turning Point Therapeutics, Inc.	111,400	4,534
Zoetis, Inc. Class A	470,200	53,363
		422,779

TOTAL HEALTH CARE		3,286,687

INDUSTRIALS - 7.7%
Aerospace & Defense - 2.0%
General Dynamics Corp.	695,500	126,456
Harris Corp.	85,000	16,076
Huntington Ingalls Industries, Inc.	478,900	107,628
Kratos Defense & Security Solutions, Inc. (a)	2,302,800	52,711
L3 Technologies, Inc.	15,841	3,884
Lockheed Martin Corp.	28,900	10,506
Northrop Grumman Corp.	393,600	127,176
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	247,745	50,540
Class C (a)(b)(c)	4,546	927
The Boeing Co.	79,500	28,939
TransDigm Group, Inc. (a)	37,300	18,046
		542,889
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	616,400	51,993
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	582,400	37,355
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	493,289	28,182
Toto Ltd.	2,302,500	90,870
		119,052
Commercial Services & Supplies - 0.4%
Aggreko PLC	158,858	1,594
Cintas Corp.	215,996	51,254
Clean TeQ Holdings Ltd. (a)	70,300	19
KAR Auction Services, Inc.	751,300	18,783
Stericycle, Inc. (a)	532,800	25,441
TulCo LLC (a)(b)(c)(d)	17,377	9,526
Waste Connection, Inc. (United States)	50,718	4,848
Waste Management, Inc.	35,900	4,142
		115,607
Electrical Equipment - 0.7%
AMETEK, Inc.	153,769	13,968
Fortive Corp.	1,470,713	119,893
Melrose Industries PLC	19,166,625	44,020
		177,881
Industrial Conglomerates - 2.0%
General Electric Co.	50,053,000	525,557
Machinery - 0.4%
Deere & Co.	151,900	25,171
Donaldson Co., Inc.	940,900	47,854
Gardner Denver Holdings, Inc. (a)	140,300	4,854
IDEX Corp.	56,200	9,674
Ingersoll-Rand PLC	89,500	11,337
Pentair PLC	521,900	19,415
		118,305
Professional Services - 0.2%
CoStar Group, Inc. (a)	27,976	15,500
Experian PLC	271,700	8,226
FTI Consulting, Inc. (a)	214,300	17,967
		41,693
Road & Rail - 1.2%
CSX Corp.	489,300	37,857
Genesee & Wyoming, Inc. Class A (a)	542,100	54,210
Knight-Swift Transportation Holdings, Inc. Class A	1,276,700	41,927
Lyft, Inc.	1,389,654	86,748
Norfolk Southern Corp.	76,900	15,328
Union Pacific Corp.	454,300	76,827
		312,897
Trading Companies & Distributors - 0.1%
Bunzl PLC	1,309,107	34,530
Fastenal Co.	82,788	2,698
		37,228

TOTAL INDUSTRIALS		2,080,457

INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	42,604	11,061
Cisco Systems, Inc.	3,151,300	172,471
Motorola Solutions, Inc.	165,300	27,560
Telefonaktiebolaget LM Ericsson (B Shares)	6,410,700	60,849
		271,941
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	4,337,769	416,166
CDW Corp.	15,800	1,754
Dell Technologies, Inc. (a)	107,900	5,481
Keysight Technologies, Inc. (a)	149,600	13,436
Zebra Technologies Corp. Class A (a)	223,311	46,781
		483,618
IT Services - 7.3%
Accenture PLC Class A	119,400	22,062
Adyen BV (f)	33,260	25,665
Akamai Technologies, Inc. (a)	813,000	65,154
ASAC II LP (a)(b)(c)	9,408,021	1,581
Elastic NV	119,400	8,914
Endava PLC ADR (a)	22,850	919
EPAM Systems, Inc. (a)	97,100	16,808
Euronet Worldwide, Inc. (a)	236,300	39,755
Fidelity National Information Services, Inc.	405,530	49,750
First Data Corp. Class A (a)	1,906,903	51,620
Fiserv, Inc. (a)	449,484	40,975
Global Payments, Inc.	364,792	58,414
Leidos Holdings, Inc.	772,100	61,652
MasterCard, Inc. Class A	996,748	263,670
MongoDB, Inc. Class A (a)	287,300	43,695
Netcompany Group A/S (f)	1,000	40
Okta, Inc. (a)	901,568	111,353
PagSeguro Digital Ltd. (a)(e)	46,200	1,800
PayPal Holdings, Inc. (a)	3,754,793	429,774
Shopify, Inc. Class A (a)	178,100	53,527
Square, Inc. (a)	115,030	8,343
Twilio, Inc. Class A (a)	96,700	13,185
Visa, Inc. Class A	3,374,171	585,587
Wix.com Ltd. (a)	61,300	8,711
		1,962,954
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. (a)	1,078,300	32,748
Analog Devices, Inc.	639,500	72,180
Applied Materials, Inc.	35,900	1,612
Lam Research Corp.	62,400	11,721
Marvell Technology Group Ltd.	263,200	6,283
Microchip Technology, Inc.	180,600	15,658
NVIDIA Corp.	565,258	92,832
NXP Semiconductors NV	160,400	15,657
Qualcomm, Inc.	547,500	41,648
Xilinx, Inc.	576,800	68,016
		358,355
Software - 11.3%
Adobe, Inc. (a)	2,112,486	622,444
Alteryx, Inc. Class A (a)	30,400	3,317
Atlassian Corp. PLC (a)	663,650	86,832
Autodesk, Inc. (a)	48,900	7,966
Black Knight, Inc. (a)	2,158,710	129,846
Cadence Design Systems, Inc. (a)	47,700	3,378
Coupa Software, Inc. (a)	243,181	30,789
CyberArk Software Ltd. (a)	22,700	2,902
Dropbox, Inc. Class A (a)	1,262,514	31,626
Intuit, Inc.	522,217	136,471
Microsoft Corp.	6,957,231	931,991
New Relic, Inc. (a)	54,199	4,689
Pagerduty, Inc. (e)	42,000	1,976
Paycom Software, Inc. (a)	168,581	38,221
RingCentral, Inc. (a)	433,268	49,791
Salesforce.com, Inc. (a)	4,334,111	657,615
ServiceNow, Inc. (a)	29,400	8,072
Slack Technologies, Inc. Class A (a)(e)	42,900	1,609
SS&C Technologies Holdings, Inc.	28,300	1,630
SurveyMonkey	1,086,981	17,946
Tableau Software, Inc. (a)	402,800	66,873
Tanium, Inc. Class B (a)(b)(c)	692,100	6,824
Workday, Inc. Class A (a)	946,425	194,566
		3,037,374

TOTAL INFORMATION TECHNOLOGY		6,114,242

MATERIALS - 2.2%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	47,500	10,753
International Flavors & Fragrances, Inc. (e)	455,700	66,118
LG Chemical Ltd.	64,380	19,722
Nutrien Ltd.	705,020	37,713
Sherwin-Williams Co.	78,900	36,159
Westlake Chemical Corp.	297,600	20,671
		191,136
Metals & Mining - 1.5%
B2Gold Corp. (a)	33,009,932	100,324
Barrick Gold Corp. (Canada)	3,281,151	51,790
Franco-Nevada Corp.	1,424,061	120,869
Ivanhoe Mines Ltd. (a)	7,931,000	25,194
Kirkland Lake Gold Ltd.	1,092,252	47,058
Newcrest Mining Ltd.	2,216,456	49,716
Novagold Resources, Inc. (a)	3,386,172	19,936
		414,887

TOTAL MATERIALS		606,023

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	1,035,375	211,682
AvalonBay Communities, Inc.	42,200	8,574
Equity Residential (SBI)	245,400	18,631
Essex Property Trust, Inc.	29,700	8,670
Gaming & Leisure Properties	640,700	24,974
Spirit MTA REIT	383,690	3,200
Spirit Realty Capital, Inc.	747,580	31,892
VICI Properties, Inc.	1,334,200	29,406
		337,029
UTILITIES - 1.9%
Electric Utilities - 1.9%
Alliant Energy Corp.	1,116,300	54,788
Duke Energy Corp.	1,462,100	129,016
Exelon Corp.	1,417,100	67,936
IDACORP, Inc.	485,600	48,769
NextEra Energy, Inc.	237,100	48,572
Southern Co.	1,345,800	74,396
Xcel Energy, Inc.	1,476,900	87,861
		511,338
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	76,310	2,680

TOTAL UTILITIES		514,018

TOTAL COMMON STOCKS
(Cost $15,276,112)		26,228,677

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.4%
Leisure Products - 0.3%
Peloton Interactive, Inc.:
Series E (a)(b)(c)	2,769,852	58,942
Series F (b)(c)	990,692	21,082
		80,024
Textiles, Apparel & Luxury Goods - 0.1%
Allbirds, Inc.:
Series A (b)(c)	14,952	751
Series B (b)(c)	2,627	132
Series C (b)(c)	25,104	1,261
Bolt Threads, Inc. Series D (a)(b)(c)	1,324,673	17,486
		19,630
TOTAL CONSUMER DISCRETIONARY		99,654
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(b)(c)	21,314	8,907
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(b)(c)	10,791,166	34,424
HEALTH CARE - 0.3%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(b)(c)	166,247	2,158
Series F (a)(b)(c)	462,756	6,007
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	516,522	20,888
		29,053
Health Care Equipment & Supplies - 0.2%
Butterfly Network, Inc. Series D (a)(b)(c)	2,225,827	40,555
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(b)(c)	1,159,721	8,287
TOTAL HEALTH CARE		77,895
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(b)(c)	145,254	29,632
Series H (a)(b)(c)	42,094	8,587
		38,219
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Magic Leap, Inc. Series D (a)(b)(c)	555,556	16,628
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Series F (a)(b)(c)	31,954	1,726

TOTAL CONVERTIBLE PREFERRED STOCKS		277,453

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (b)(c)	8,033	403
TOTAL PREFERRED STOCKS
(Cost $171,092)		277,856
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.0%
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Trion World, Inc. 8% 10/10/19 pay-in-kind (b)(c)(g)(h)	313	0
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling Second Lien Escrow Issuer Ltd. 12% 4/1/24 pay-in-kind (f)(h)	633	621
TOTAL CORPORATE BONDS
(Cost $959)		621
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)
(Cost $50,430)	50,430,153	23,879

Money Market Funds - 2.3%
Fidelity Cash Central Fund 2.42% (i)	527,566,639	527,672
Fidelity Securities Lending Cash Central Fund 2.42% (i)(j)	89,992,653	90,002
TOTAL MONEY MARKET FUNDS
(Cost $617,659)		617,674
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $16,116,252)		27,148,707
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(161,005)
NET ASSETS - 100%		$26,987,702

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $416,097,000 or 1.5% of net assets.

 (c) Level 3 security

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,767,000 or 0.1% of net assets.

 (g) Non-income producing - Security is in default.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc.	12/7/18	$379
23andMe, Inc. Series E	6/18/15	$1,800
23andMe, Inc. Series F	8/31/17	$6,425
Allbirds, Inc.	10/9/18	$2,077
Allbirds, Inc.	10/9/18	$440
Allbirds, Inc. Series A	10/9/18	$820
Allbirds, Inc. Series B	10/9/18	$144
Allbirds, Inc. Series C	10/9/18	$1,377
ASAC II LP	10/10/13	$725
Blu Homes, Inc.	6/10/13 - 12/30/14	$32,763
Bolt Threads, Inc. Series D	12/13/17	$21,247
Butterfly Network, Inc. Series D	5/4/18	$22,859
I-Pulse, Inc.	3/18/10	$94
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Magic Leap, Inc. Series D	10/6/17	$15,000
Mulberry Health, Inc. Series A8	1/20/16	$7,834
Olivo Labs	2/8/17	$763
Oportun Finance Corp. Series H	2/6/15	$30,726
Peloton Interactive, Inc. Series E	3/31/17	$15,000
Peloton Interactive, Inc. Series F	8/30/18	$14,306
Roofoods Ltd. Series F	9/12/17	$7,536
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$25,597
Space Exploration Technologies Corp. Class C	9/11/17	$614
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
Space Exploration Technologies Corp. Series H	8/4/17	$5,682
Tanium, Inc. Class B	4/21/17	$3,436
Trion World, Inc.	8/22/08 - 3/20/13	$3,834
Trion World, Inc. 8% 10/10/19 pay-in-kind	10/10/13 - 4/10/18	$313
TulCo LLC	8/24/17	$6,082
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$50,430
Weinstein Co. Holdings LLC Class A-1	10/19/05	$2,307
WeWork Companies, Inc. Series F	12/1/16	$1,604
WME Entertainment Parent, LLC Class A	8/16/16	$25,816

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,391
Fidelity Securities Lending Cash Central Fund	1,019
Total	$5,410

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$3,666,004	$3,430,523	$193,438	$42,043
Consumer Discretionary	3,370,929	3,251,690	16,858	102,381
Consumer Staples	1,403,485	1,192,720	201,858	8,907
Energy	1,224,947	1,224,947	--	--
Financials	3,768,244	3,733,820	--	34,424
Health Care	3,364,582	3,241,967	43,872	78,743
Industrials	2,118,676	1,932,716	86,748	99,212
Information Technology	6,130,870	6,044,988	60,849	25,033
Materials	606,023	606,023	--	--
Real Estate	338,755	337,029	--	1,726
Utilities	514,018	514,018	--	--
Corporate Bonds	621	--	621	--
Other	23,879	--	--	23,879
Money Market Funds	617,674	617,674	--	--
Total Investments in Securities:	$27,148,707	$26,128,115	$604,244	$416,348

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$499,909
Net Realized Gain (Loss) on Investment Securities	12
Net Unrealized Gain (Loss) on Investment Securities	57,667
Cost of Purchases	17
Proceeds of Sales	(141,257)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$ 416,348
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2019	$ 83,556

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $88,214) — See accompanying schedule: Unaffiliated issuers (cost $15,498,593)	$26,531,033
Fidelity Central Funds (cost $617,659)	617,674
Total Investment in Securities (cost $16,116,252)		$27,148,707
Cash		558
Restricted cash		2,232
Foreign currency held at value (cost $25,357)		25,357
Receivable for investments sold
Regular delivery		47,822
Delayed delivery		17
Receivable for fund shares sold		13,647
Dividends receivable		14,137
Interest receivable		13
Distributions receivable from Fidelity Central Funds		1,093
Other receivables		3,633
Total assets		27,257,216
Liabilities
Payable for investments purchased	$63,021
Payable for fund shares redeemed	87,284
Accrued management fee	16,132
Distribution and service plan fees payable	4,080
Other affiliated payables	3,741
Other payables and accrued expenses	2,658
Collateral on securities loaned	92,597
Total liabilities		269,514
Net Assets		$26,987,702
Net Assets consist of:
Paid in capital		$14,920,874
Total distributable earnings (loss)		12,066,828
Net Assets		$26,987,702
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,164,982 ÷ 192,393 shares)(a)		$32.04
Maximum offering price per share (100/94.25 of $32.04)		$33.99
Class M:
Net Asset Value and redemption price per share ($1,887,199 ÷ 61,332 shares)(a)		$30.77
Maximum offering price per share (100/96.50 of $30.77)		$31.89
Class C:
Net Asset Value and offering price per share ($2,474,576 ÷ 90,467 shares)(a)		$27.35
Class I:
Net Asset Value, offering price and redemption price per share ($14,248,276 ÷ 433,672 shares)		$32.85
Class Z:
Net Asset Value, offering price and redemption price per share ($2,212,669 ÷ 67,254 shares)		$32.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$166,861
Non-Cash dividends		17,119
Interest		1,482
Income from Fidelity Central Funds (including $1,019 from security lending)		5,410
Total income		190,872
Expenses
Management fee
Basic fee	$70,476
Performance adjustment	17,240
Transfer agent fees	21,054
Distribution and service plan fees	25,573
Accounting and security lending fees	967
Custodian fees and expenses	151
Independent trustees' fees and expenses	62
Registration fees	214
Audit	59
Legal	26
Miscellaneous	104
Total expenses before reductions	135,926
Expense reductions	(419)
Total expenses after reductions		135,507
Net investment income (loss)		55,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,045,216
Fidelity Central Funds	38
Foreign currency transactions	(110)
Total net realized gain (loss)		1,045,144
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,698)	3,914,880
Fidelity Central Funds	(38)
Assets and liabilities in foreign currencies	11
Total change in net unrealized appreciation (depreciation)		3,914,853
Net gain (loss)		4,959,997
Net increase (decrease) in net assets resulting from operations		$5,015,362

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,365	$35,802
Net realized gain (loss)	1,045,144	2,912,633
Change in net unrealized appreciation (depreciation)	3,914,853	(3,878,808)
Net increase (decrease) in net assets resulting from operations	5,015,362	(930,373)
Distributions to shareholders	(147,915)	(3,115,953)
Share transactions - net increase (decrease)	(1,519,829)	(88,504)
Total increase (decrease) in net assets	3,347,618	(4,134,830)
Net Assets
Beginning of period	23,640,084	27,774,914
End of period	$26,987,702	$23,640,084

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor New Insights Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.50	$31.38	$26.44	$26.14	$26.67	$26.32
Income from Investment Operations
Net investment income (loss)A	.05	.03	.04	.06	.05	.04
Net realized and unrealized gain (loss)	5.66	(1.26)	7.29	1.56	.57	2.34
Total from investment operations	5.71	(1.23)	7.33	1.62	.62	2.38
Distributions from net investment income	–	–	–B	(.04)	(.02)	–
Distributions from net realized gain	(.17)	(3.65)	(2.39)	(1.28)	(1.13)	(2.03)
Total distributions	(.17)	(3.65)	(2.39)	(1.32)	(1.15)	(2.03)
Net asset value, end of period	$32.04	$26.50	$31.38	$26.44	$26.14	$26.67
Total ReturnC,D,E	21.60%	(4.42)%	27.98%	6.31%	2.39%	9.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.04%	.94%	.89%	.92%	.92%
Expenses net of fee waivers, if any	1.10%H	1.04%	.94%	.89%	.91%	.92%
Expenses net of all reductions	1.10%H	1.04%	.93%	.88%	.91%	.92%
Net investment income (loss)	.36%H	.08%	.12%	.24%	.20%	.13%
Supplemental Data
Net assets, end of period (in millions)	$6,165	$4,747	$5,612	$6,873	$7,920	$8,475
Portfolio turnover rateI	32%H	36%	30%	42%	47%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$25.49	$30.39	$25.73	$25.51	$26.10	$25.84
Income from Investment Operations
Net investment income (loss)A	.02	(.05)	(.04)	–B	(.01)	(.03)
Net realized and unrealized gain (loss)	5.43	(1.20)	7.09	1.50	.55	2.31
Total from investment operations	5.45	(1.25)	7.05	1.50	.54	2.28
Distributions from net investment income	–	–	–B	–B	–	–
Distributions from net realized gain	(.17)	(3.65)	(2.39)	(1.28)	(1.13)	(2.02)
Total distributions	(.17)	(3.65)	(2.39)	(1.28)	(1.13)	(2.02)
Net asset value, end of period	$30.77	$25.49	$30.39	$25.73	$25.51	$26.10
Total ReturnC,D,E	21.43%	(4.64)%	27.66%	6.01%	2.14%	8.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.35%H	1.29%	1.18%	1.14%	1.17%	1.17%
Expenses net of fee waivers, if any	1.35%H	1.29%	1.18%	1.14%	1.16%	1.17%
Expenses net of all reductions	1.35%H	1.29%	1.18%	1.13%	1.16%	1.17%
Net investment income (loss)	.11%H	(.17)%	(.13)%	(.01)%	(.05)%	(.11)%
Supplemental Data
Net assets, end of period (in millions)	$1,887	$1,638	$1,926	$1,849	$2,071	$2,219
Portfolio turnover rateI	32%H	36%	30%	42%	47%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.73	$27.63	$23.69	$23.70	$24.45	$24.45
Income from Investment Operations
Net investment income (loss)A	(.05)	(.19)	(.17)	(.12)	(.14)	(.16)
Net realized and unrealized gain (loss)	4.84	(1.06)	6.50	1.39	.52	2.18
Total from investment operations	4.79	(1.25)	6.33	1.27	.38	2.02
Distributions from net investment income	–	–	–B	–B	–	–
Distributions from net realized gain	(.17)	(3.65)	(2.39)	(1.28)	(1.13)	(2.02)
Total distributions	(.17)	(3.65)	(2.39)	(1.28)	(1.13)	(2.02)
Net asset value, end of period	$27.35	$22.73	$27.63	$23.69	$23.70	$24.45
Total ReturnC,D,E	21.13%	(5.11)%	26.99%	5.49%	1.63%	8.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.86%H	1.79%	1.68%	1.64%	1.67%	1.67%
Expenses net of fee waivers, if any	1.86%H	1.79%	1.68%	1.64%	1.66%	1.67%
Expenses net of all reductions	1.86%H	1.79%	1.68%	1.63%	1.66%	1.67%
Net investment income (loss)	(.40)%H	(.67)%	(.63)%	(.51)%	(.55)%	(.62)%
Supplemental Data
Net assets, end of period (in millions)	$2,475	$2,932	$3,718	$3,521	$3,841	$3,889
Portfolio turnover rateI	32%H	36%	30%	42%	47%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.14	$32.03	$26.95	$26.63	$27.15	$26.76
Income from Investment Operations
Net investment income (loss)A	.09	.11	.12	.13	.13	.11
Net realized and unrealized gain (loss)	5.79	(1.27)	7.44	1.59	.57	2.39
Total from investment operations	5.88	(1.16)	7.56	1.72	.70	2.50
Distributions from net investment income	–	(.07)	(.09)	(.11)	(.09)	(.07)
Distributions from net realized gain	(.17)	(3.65)	(2.39)	(1.28)	(1.13)	(2.04)
Total distributions	(.17)	(3.73)B	(2.48)	(1.40)C	(1.22)	(2.11)
Net asset value, end of period	$32.85	$27.14	$32.03	$26.95	$26.63	$27.15
Total ReturnD,E	21.72%	(4.14)%	28.30%	6.55%	2.64%	9.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%H	.79%	.68%	.63%	.66%	.67%
Expenses net of fee waivers, if any	.85%H	.79%	.68%	.63%	.66%	.67%
Expenses net of all reductions	.85%H	.78%	.67%	.63%	.66%	.67%
Net investment income (loss)	.61%H	.33%	.38%	.50%	.45%	.39%
Supplemental Data
Net assets, end of period (in millions)	$14,248	$12,581	$14,894	$11,662	$12,310	$13,449
Portfolio turnover rateI	32%H	36%	30%	42%	47%	62%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.73 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $3.653 per share.

 C Total distributions of $1.40 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $1.281 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.16	$32.06	$26.97	$26.65	$27.17	$26.78
Income from Investment Operations
Net investment income (loss)A	.11	.15	.16	.17	.16	.15
Net realized and unrealized gain (loss)	5.80	(1.28)	7.45	1.58	.58	2.39
Total from investment operations	5.91	(1.13)	7.61	1.75	.74	2.54
Distributions from net investment income	–	(.12)	(.13)	(.15)	(.12)	(.10)
Distributions from net realized gain	(.17)	(3.65)	(2.39)	(1.28)	(1.13)	(2.04)
Total distributions	(.17)	(3.77)	(2.52)	(1.43)	(1.26)B	(2.15)
Net asset value, end of period	$32.90	$27.16	$32.06	$26.97	$26.65	$27.17
Total ReturnC,D	21.81%	(4.03)%	28.49%	6.68%	2.78%	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.66%	.55%	.50%	.53%	.54%
Expenses net of fee waivers, if any	.73%G	.66%	.55%	.50%	.53%	.54%
Expenses net of all reductions	.72%G	.66%	.55%	.50%	.53%	.53%
Net investment income (loss)	.73%G	.46%	.50%	.63%	.58%	.52%
Supplemental Data
Net assets, end of period (in millions)	$2,213	$1,741	$1,626	$492	$436	$294
Portfolio turnover rateH	32%G	36%	30%	42%	47%	62%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.26 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $1.134 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 392,469	Market comparable	Enterprise value / Sales multiple (EV/S)	2.8 - 14.6 / 7.2	Increase
			Discount rate	10.0% - 30.0% / 24.0%	Decrease
			Premium rate	15.5% - 94.7% / 49.5%	Increase
			Proxy discount	6.0%	Decrease
			Discount for lack of marketability	10.0% - 15.0% / 11.7%	Decrease
			Price / Earnings multiple (P/E)	7.9	Increase
			Recovery value	0.0% - 0.2% / .02%	Increase
			Transaction price	$0.00 - $548.17 / $110.64	Increase
			Discount for lack of marketability	50.0%	Decrease
			Book value multiple	1.0	Increase
Corporate Bonds	$-	Recovery value	Recovery value	0.0%	Increase
Other	$23,879	Discounted cash flow	Discount rate	16.9%	Decrease

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $808 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,663,462
Gross unrealized depreciation	(666,666)
Net unrealized appreciation (depreciation)	$10,996,796
Tax cost	$16,151,911

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $77,680 in these Subsidiaries, representing .29% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,107,367 and $5,910,809, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$7,066	$125
Class M	.25%	.25%	4,557	52
Class C	.75%	.25%	13,950	1,153
			$25,573	$1,330

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$505
Class M	59
Class C(a)	72
$636

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$4,908.17
Class M	1,564.17
Class C	2,447.18
Class I	11,663.17
Class Z	472.05
	$21,054

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $121 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $37 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $5,314. Total fees paid by the Fund to NFS, as lending agent, amounted to $2. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $2 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $316 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$2

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $97.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Class A	$29,478	$611,052
Class M	10,578	216,798
Class C	21,072	442,026
Class I	76,018	1,628,031
Class Z	10,769	218,046
Total	$147,915	$3,115,953

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Class A
Shares sold	31,628	22,403	$954,688	$724,484
Reinvestment of distributions	965	20,596	27,941	582,228
Shares redeemed	(19,329)	(42,725)	(583,440)	(1,379,977)
Net increase (decrease)	13,264	274	$399,189	$(73,265)
Class M
Shares sold	2,787	6,067	$79,688	$188,128
Reinvestment of distributions	366	7,637	10,178	207,755
Shares redeemed	(6,100)	(12,796)	(175,659)	(397,279)
Net increase (decrease)	(2,947)	908	$(85,793)	$(1,396)
Class C
Shares sold	3,580	11,635	$91,660	$325,409
Reinvestment of distributions	803	16,981	19,902	413,509
Shares redeemed	(42,895)	(34,187)	(1,107,374)	(956,302)
Net increase (decrease)	(38,512)	(5,571)	$(995,812)	$(217,384)
Class I
Shares sold	26,742	78,360	$820,037	$2,567,783
Reinvestment of distributions	2,330	50,902	69,099	1,471,479
Shares redeemed	(59,047)	(130,620)	(1,820,380)	(4,257,116)
Net increase (decrease)	(29,975)	(1,358)	$(931,244)	$(217,854)
Class Z
Shares sold	13,262	25,301	$407,238	$843,488
Reinvestment of distributions	318	6,579	9,444	189,757
Shares redeemed	(10,437)	(18,489)	(322,851)	(611,850)
Net increase (decrease)	3,143	13,391	$93,831	$421,395

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Class A	1.10%
Actual		$1,000.00	$1,216.00	$6.04
Hypothetical-C		$1,000.00	$1,019.34	$5.51
Class M	1.35%
Actual		$1,000.00	$1,214.30	$7.41
Hypothetical-C		$1,000.00	$1,018.10	$6.76
Class C	1.86%
Actual		$1,000.00	$1,211.30	$10.20
Hypothetical-C		$1,000.00	$1,015.57	$9.30
Class I	.85%
Actual		$1,000.00	$1,217.20	$4.67
Hypothetical-C		$1,000.00	$1,020.58	$4.26
Class Z	.73%
Actual		$1,000.00	$1,218.10	$4.01
Hypothetical-C		$1,000.00	$1,021.17	$3.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor New Insights Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor New Insights Fund

2018 Total Return % vs. Morningstar Custom Large/Mid Value Blend Growth and S&P 500:

75% beaten
25% beaten
Benchmark
Class I
Class C
25.0
20.0
15.0
10.0
5.0
21.6
20.4
17.8
14.4
9.1
1 Year
50.0
45.0
40.0
35.0
30.0
25.0
45.5
41.2
40.2
38.9
25.3
3 Year
100.0
90.0
80.0
70.0
60.0
97.3
87.7
87.9
87.7
61.4
5 Year

% Beaten

Class A	86%	87%	83%
Class C	83%	81%	76%
Class I	87%	88%	85%
Class M	85%	85%	81%
Class Z	87%	89%	-

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor New Insights Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ANIF-SANN-0819
1.803542.115

Fidelity® Contrafund® Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2019

% of fund's net assets
Facebook, Inc. Class A	7.1
Amazon.com, Inc.	7.0
Berkshire Hathaway, Inc. Class A	5.2
Microsoft Corp.	4.8
Visa, Inc. Class A	3.7
Salesforce.com, Inc.	3.3
UnitedHealth Group, Inc.	2.9
Adobe, Inc.	2.8
Netflix, Inc.	2.7
PayPal Holdings, Inc.	2.4
41.9

Top Five Market Sectors as of June 30, 2019

% of fund's net assets
Information Technology	30.6
Communication Services	17.0
Health Care	13.5
Financials	13.3
Consumer Discretionary	12.4

Asset Allocation (% of fund's net assets)

As of June 30, 2019 *
Stocks	98.6%
Convertible Securities	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 7.0%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 17.0%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc. (a)	1,021,900	$23,769
Entertainment - 4.3%
Activision Blizzard, Inc.	13,773,628	650,115
Live Nation Entertainment, Inc. (a)	856,315	56,731
Netflix, Inc. (a)	9,003,931	3,307,324
Spotify Technology SA (a)	361,995	52,931
The Walt Disney Co.	7,418,986	1,035,987
Trion World, Inc. (a)(b)(c)	4,607,810	0
Weinstein Co. Holdings LLC Class A-1 (a)(b)(c)	41,234	0
		5,103,088
Interactive Media & Services - 12.1%
Alphabet, Inc.:
Class A (a)	2,611,445	2,827,673
Class C (a)	2,374,925	2,567,080
CarGurus, Inc. Class A (a)	2,412,769	87,125
Facebook, Inc. Class A (a)	44,326,908	8,555,083
Match Group, Inc. (d)	201,292	13,541
Pinterest, Inc.	20,866,024	511,176
Twitter, Inc. (a)	2,205,427	76,969
		14,638,647
Media - 0.3%
Charter Communications, Inc. Class A (a)	65,124	25,736
Discovery Communications, Inc. Class A (a)(d)	2,514,855	77,206
Liberty Global PLC Class A (a)	90,743	2,449
Liberty Media Corp. Liberty Formula One Group Series C (a)	6,456,280	241,529
		346,920
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	5,201,481	385,638

TOTAL COMMUNICATION SERVICES		20,498,062

CONSUMER DISCRETIONARY - 12.3%
Automobiles - 0.1%
General Motors Co.	827,705	31,891
Mahindra& Mahindra Ltd.	3,712,802	35,289
Maruti Suzuki India Ltd.	126,374	11,977
Tesla, Inc. (a)(d)	68,472	15,301
Toyota Motor Corp.	1,015,500	63,026
		157,484
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc. (a)	578,537	423,998
Darden Restaurants, Inc.	93,081	11,331
Evolution Gaming Group AB (e)	1,231,621	24,377
Hilton Worldwide Holdings, Inc.	1,218,656	119,111
Marriott International, Inc. Class A	445,505	62,500
McDonald's Corp.	5,628,606	1,168,836
Royal Caribbean Cruises Ltd.	84,264	10,214
Starbucks Corp.	1,172,346	98,278
		1,918,645
Household Durables - 0.1%
Mohawk Industries, Inc. (a)	1,038,968	153,217
Internet & Direct Marketing Retail - 7.2%
Amazon.com, Inc. (a)	4,479,381	8,482,290
eBay, Inc.	2,933,752	115,883
Etsy, Inc. (a)	184,210	11,305
MercadoLibre, Inc. (a)	128,986	78,910
Wayfair LLC Class A (a)	33,415	4,879
		8,693,267
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	1,619,176	173,883
Ollie's Bargain Outlet Holdings, Inc. (a)	160,986	14,023
		187,906
Specialty Retail - 1.6%
AutoZone, Inc. (a)	41,867	46,032
John David Group PLC	5,046,861	37,584
O'Reilly Automotive, Inc. (a)	606,286	223,914
Ross Stores, Inc.	874,625	86,693
The Home Depot, Inc.	2,878,634	598,670
TJX Companies, Inc.	14,750,042	779,982
Ulta Beauty, Inc. (a)	526,352	182,586
Urban Outfitters, Inc. (a)	275,509	6,268
		1,961,729
Textiles, Apparel & Luxury Goods - 1.5%
adidas AG	2,099,871	648,278
Allbirds, Inc. (b)(c)	173,513	8,714
Deckers Outdoor Corp. (a)	419,662	73,848
Gildan Activewear, Inc.	2,085,240	80,699
Hermes International SCA	34,582	24,939
lululemon athletica, Inc. (a)	384,568	69,303
LVMH Moet Hennessy Louis Vuitton SE	120,268	51,129
NIKE, Inc. Class B	6,104,969	512,512
VF Corp.	3,054,880	266,844
		1,736,266

TOTAL CONSUMER DISCRETIONARY		14,808,514

CONSUMER STAPLES - 4.1%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	41,221	15,572
Diageo PLC	2,462,264	105,977
Keurig Dr. Pepper, Inc.	10,432,457	301,498
Monster Beverage Corp. (a)	1,081,601	69,039
PepsiCo, Inc.	2,342,093	307,119
The Coca-Cola Co.	10,866,318	553,313
		1,352,518
Food & Staples Retailing - 0.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,039,106	65,391
Costco Wholesale Corp.	2,983,211	788,343
Walmart, Inc.	1,132,099	125,086
		978,820
Food Products - 0.2%
Freshpet, Inc. (a)	507,068	23,077
Mondelez International, Inc.	3,120,245	168,181
The Simply Good Foods Co. (a)	2,672,166	64,346
		255,604
Household Products - 0.5%
Colgate-Palmolive Co.	1,656,761	118,740
Procter & Gamble Co.	4,052,133	444,316
		563,056
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	8,167,143	1,495,486
Kao Corp.	989,700	75,365
L'Oreal SA	92,022	26,212
L'Oreal SA (a)	213,278	60,751
Shiseido Co. Ltd.	1,761,100	132,652
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,172,738	71,253
		1,861,719

TOTAL CONSUMER STAPLES		5,011,717

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Birchcliff Energy Ltd. (f)	20,433,578	40,569
Birchcliff Energy Ltd. (e)(f)	686,127	1,362
BP PLC	7,277,396	50,700
Canadian Natural Resources Ltd.	3,461,415	93,332
Centennial Resource Development, Inc. Class A (a)(f)	20,548,937	155,966
Cheniere Energy, Inc. (a)	246,664	16,884
ConocoPhillips Co.	703,449	42,910
Continental Resources, Inc. (a)	1,216,141	51,187
EOG Resources, Inc.	4,033,120	375,725
Hess Corp.	7,829,930	497,749
Magnolia Oil & Gas Corp. Class A (a)	7,067,137	81,837
Pioneer Natural Resources Co.	145,138	22,331
PrairieSky Royalty Ltd.	986,303	13,858
Reliance Industries Ltd.	29,630,939	538,514
		1,982,924
FINANCIALS - 13.3%
Banks - 5.1%
Bank of America Corp.	67,394,323	1,954,435
BOK Financial Corp.	170,191	12,846
Citigroup, Inc.	21,858,443	1,530,747
HDFC Bank Ltd. sponsored ADR	4,120,917	535,884
JPMorgan Chase & Co.	15,948,922	1,783,089
Kotak Mahindra Bank Ltd.	13,116,166	280,985
Metro Bank PLC (a)(d)	1,659,022	11,072
		6,109,058
Capital Markets - 1.0%
Bank of New York Mellon Corp.	9,789,379	432,201
Brookfield Asset Management, Inc. Class A	2,111,819	101,031
Charles Schwab Corp.	2,468,514	99,210
CME Group, Inc.	1,739,202	337,597
Morgan Stanley	2,576,763	112,888
Oaktree Capital Group LLC Class A	2,007,374	99,445
		1,182,372
Consumer Finance - 1.1%
American Express Co.	10,801,759	1,333,369
Diversified Financial Services - 5.3%
Berkshire Hathaway, Inc. Class A (a)	19,903	6,336,120
Clarivate Analytics PLC (a)(d)	6,206,321	95,453
		6,431,573
Insurance - 0.8%
Admiral Group PLC	5,599,389	157,010
AFLAC, Inc.	711,876	39,018
Allstate Corp.	119,976	12,200
American International Group, Inc.	5,926,333	315,755
Chubb Ltd.	1,089,229	160,433
Fairfax Financial Holdings Ltd. (sub. vtg.)	139,938	68,685
Hiscox Ltd.	1,760,021	37,819
Marsh & McLennan Companies, Inc.	122,657	12,235
Progressive Corp.	2,770,673	221,460
The Travelers Companies, Inc.	76,971	11,509
		1,036,124

TOTAL FINANCIALS		16,092,496

HEALTH CARE - 13.3%
Biotechnology - 1.9%
23andMe, Inc. (a)(b)(c)	166,622	2,163
AbbVie, Inc.	435,855	31,695
Acceleron Pharma, Inc. (a)	342,640	14,076
Alexion Pharmaceuticals, Inc. (a)	1,541,972	201,967
Allogene Therapeutics, Inc. (d)	1,061,626	28,505
Arena Pharmaceuticals, Inc. (a)	117,980	6,917
Array BioPharma, Inc. (a)	748,497	34,678
Ascendis Pharma A/S sponsored ADR (a)	190,273	21,910
bluebird bio, Inc. (a)	305,304	38,835
Bridgebio Pharma, Inc.	1,120,500	30,220
Celgene Corp. (a)	775,528	71,690
CSL Ltd.	65,695	9,916
Exact Sciences Corp. (a)	765,103	90,313
FibroGen, Inc. (a)	542,636	24,516
Galapagos Genomics NV sponsored ADR (a)	116,437	15,012
Gilead Sciences, Inc.	529,932	35,802
Gossamer Bio, Inc.	595,173	13,201
Mirati Therapeutics, Inc. (a)	329,369	33,925
Morphosys AG (a)	70,598	6,779
Neurocrine Biosciences, Inc. (a)	560,690	47,339
Regeneron Pharmaceuticals, Inc. (a)	739,543	231,477
Sage Therapeutics, Inc. (a)	275,554	50,451
Vertex Pharmaceuticals, Inc. (a)	7,073,769	1,297,188
		2,338,575
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	6,358,640	534,762
Alcon, Inc. (a)	1,773,837	110,067
Baxter International, Inc.	9,908,664	811,520
Boston Scientific Corp. (a)	14,325,761	615,721
Danaher Corp.	5,613,844	802,331
DexCom, Inc. (a)	1,998,114	299,397
Edwards Lifesciences Corp. (a)	3,390,562	626,372
Hoya Corp.	204,000	15,618
Intuitive Surgical, Inc. (a)	858,908	450,540
Masimo Corp. (a)	2,602	387
ResMed, Inc.	315,592	38,512
Sonova Holding AG Class B	508,687	115,578
Stryker Corp.	914,249	187,951
		4,608,756
Health Care Providers & Services - 3.2%
Anthem, Inc.	1,063,363	300,092
HealthEquity, Inc. (a)	64,825	4,240
National Vision Holdings, Inc. (a)	3,069,868	94,337
UnitedHealth Group, Inc.	14,192,393	3,463,086
		3,861,755
Health Care Technology - 0.5%
Cerner Corp.	1,196,208	87,682
Veeva Systems, Inc. Class A (a)	2,937,741	476,237
		563,919
Life Sciences Tools & Services - 1.8%
IQVIA Holdings, Inc. (a)	2,022,485	325,418
Mettler-Toledo International, Inc. (a)(f)	1,374,893	1,154,910
PRA Health Sciences, Inc. (a)	201,996	20,028
Thermo Fisher Scientific, Inc.	2,236,889	656,930
		2,157,286
Pharmaceuticals - 2.1%
AstraZeneca PLC:
(United Kingdom)	563,473	46,065
sponsored ADR	13,903,613	573,941
Eli Lilly & Co.	4,953,223	548,768
Hansoh Pharmaceutical Group Co. Ltd. (e)	9,832,000	25,991
Idorsia Ltd. (a)	1,877,833	42,897
Merck & Co., Inc.	4,382,961	367,511
Novartis AG sponsored ADR	3,635,544	331,962
Roche Holding AG (participation certificate)	736,988	207,232
Turning Point Therapeutics, Inc.	577,368	23,499
Zoetis, Inc. Class A	3,282,210	372,498
		2,540,364

TOTAL HEALTH CARE		16,070,655

INDUSTRIALS - 4.0%
Aerospace & Defense - 0.7%
Harris Corp.	619,565	117,178
L3 Technologies, Inc.	71,489	17,527
Lockheed Martin Corp.	209,474	76,152
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	295,578	60,298
Class C (a)(b)(c)	12,991	2,650
The Boeing Co.	1,096,204	399,029
TransDigm Group, Inc. (a)	254,826	123,285
		796,119
Building Products - 0.1%
Toto Ltd.	2,361,300	93,190
Commercial Services & Supplies - 0.4%
Aggreko PLC	1,174,794	11,786
Cintas Corp.	1,222,501	290,087
Clean TeQ Holdings Ltd. (a)(d)(f)	40,943,450	10,923
TulCo LLC (a)(b)(c)(g)	140,771	77,167
Waste Connection, Inc. (United States)	353,230	33,762
Waste Management, Inc.	263,476	30,397
		454,122
Electrical Equipment - 0.7%
AMETEK, Inc.	965,232	87,682
Fortive Corp.	9,813,361	799,985
		887,667
Industrial Conglomerates - 0.4%
General Electric Co.	45,398,357	476,683
Machinery - 0.3%
Deere & Co.	724,225	120,011
Gardner Denver Holdings, Inc. (a)	1,027,706	35,559
IDEX Corp.	382,148	65,783
Ingersoll-Rand PLC	618,389	78,331
		299,684
Professional Services - 0.2%
CoStar Group, Inc. (a)	193,362	107,134
Experian PLC	1,945,690	58,907
FTI Consulting, Inc. (a)	1,359,242	113,959
		280,000
Road & Rail - 1.2%
CSX Corp.	6,762,098	523,184
Lyft, Inc.	2,933,462	183,120
Norfolk Southern Corp.	613,603	122,309
Uber Technologies, Inc.	2,021,080	84,364
Union Pacific Corp.	3,384,924	572,424
		1,485,401
Trading Companies & Distributors - 0.0%
Fastenal Co.	506,651	16,512

TOTAL INDUSTRIALS		4,789,378

INFORMATION TECHNOLOGY - 30.4%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	39,787	10,330
Cisco Systems, Inc.	2,685,049	146,953
Motorola Solutions, Inc.	1,161,853	193,716
Telefonaktiebolaget LM Ericsson (B Shares)	8,803,743	83,563
		434,562
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A (f)	21,728,889	2,084,670
CDW Corp.	113,201	12,565
Dell Technologies, Inc. (a)	773,137	39,275
Keysight Technologies, Inc. (a)	1,029,964	92,501
Zebra Technologies Corp. Class A (a)	1,545,695	323,808
		2,552,819
IT Services - 10.2%
Accenture PLC Class A	903,041	166,855
Adyen BV (e)	161,836	124,878
ASAC II LP (a)(b)(c)	39,494,500	6,635
Elastic NV	816,627	60,969
Endava PLC ADR (a)	98,805	3,976
EPAM Systems, Inc. (a)	435,322	75,354
Euronet Worldwide, Inc. (a)	59,633	10,033
Global Payments, Inc.	2,481,365	397,341
MasterCard, Inc. Class A	10,658,029	2,819,368
MongoDB, Inc. Class A (a)(d)	1,856,196	282,309
Netcompany Group A/S (e)	450,380	18,141
Okta, Inc. (a)	3,677,557	454,215
PagSeguro Digital Ltd. (a)(d)	332,217	12,946
PayPal Holdings, Inc. (a)	25,364,615	2,903,234
Shopify, Inc. Class A (a)	905,637	272,186
Square, Inc. (a)	797,602	57,850
Twilio, Inc. Class A (a)(d)	707,985	96,534
Visa, Inc. Class A	25,705,965	4,461,270
Wix.com Ltd. (a)	390,880	55,544
		12,279,638
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. (a)	6,699,759	203,472
Analog Devices, Inc.	1,836,935	207,335
Applied Materials, Inc.	256,873	11,536
Lam Research Corp.	446,809	83,929
Marvell Technology Group Ltd.	1,873,684	44,725
Microchip Technology, Inc. (d)	1,296,970	112,447
NVIDIA Corp.	3,322,081	545,585
NXP Semiconductors NV	961,180	93,821
Qualcomm, Inc.	4,005,384	304,690
Texas Instruments, Inc.	592,702	68,018
Xilinx, Inc.	4,324,414	509,935
		2,185,493
Software - 14.3%
Adobe, Inc. (a)	11,359,678	3,347,129
Alteryx, Inc. Class A (a)(d)	187,551	20,466
Atlassian Corp. PLC (a)	3,318,906	434,246
Autodesk, Inc. (a)	358,680	58,429
Black Knight, Inc. (a)	122,002	7,338
Cadence Design Systems, Inc. (a)	280,947	19,894
Coupa Software, Inc. (a)	1,283,203	162,466
CyberArk Software Ltd. (a)	107,232	13,709
Dropbox, Inc. Class A (a)	5,547,850	138,974
Intuit, Inc.	2,425,324	633,810
Microsoft Corp.	43,448,203	5,820,321
New Relic, Inc. (a)	443,678	38,383
Pagerduty, Inc. (d)	187,464	8,820
Paycom Software, Inc. (a)	1,120,929	254,137
RingCentral, Inc. (a)	2,565,530	294,831
Salesforce.com, Inc. (a)	26,498,708	4,020,649
ServiceNow, Inc. (a)	225,046	61,791
Slack Technologies, Inc. Class A (a)	307,289	11,523
SS&C Technologies Holdings, Inc.	555,307	31,991
Tableau Software, Inc. (a)	2,272,338	377,254
Tanium, Inc. Class B (a)(b)(c)	2,944,100	29,029
Workday, Inc. Class A (a)	7,187,812	1,477,670
		17,262,860
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	9,891,597	1,957,745

TOTAL INFORMATION TECHNOLOGY		36,673,117

MATERIALS - 1.6%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	339,565	76,867
Growmax Resources Corp. (a)(e)	3,161,763	217
Sherwin-Williams Co.	531,563	243,610
Westlake Chemical Corp.	1,724,621	119,792
		440,486
Metals & Mining - 1.2%
B2Gold Corp. (a)	50,018,114	152,016
Barrick Gold Corp. (Canada)	23,403,478	369,402
Franco-Nevada Corp.	4,510,066	382,799
Ivanhoe Mines Ltd. (a)(f)	47,046,422	149,451
Ivanhoe Mines Ltd. (a)(e)(f)	13,529,858	42,980
Kirkland Lake Gold Ltd.	5,921,311	255,111
Newcrest Mining Ltd.	2,736,731	61,386
Novagold Resources, Inc. (a)	7,530,084	44,334
		1,457,479

TOTAL MATERIALS		1,897,965

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	2,618,300	535,311
AvalonBay Communities, Inc.	319,434	64,903
Equity Residential (SBI)	1,795,812	136,338
Essex Property Trust, Inc.	211,388	61,710
		798,262
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(b)(c)	53,694	2,899

TOTAL REAL ESTATE		801,161

UTILITIES - 0.3%
Electric Utilities - 0.3%
NextEra Energy, Inc.	1,671,653	342,455
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	694,393	24,387

TOTAL UTILITIES		366,842

TOTAL COMMON STOCKS
(Cost $56,672,980)		118,992,831

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.9%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(b)(c)	2,124,227	2,719
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(b)(c)	578,817	61,233
Series E (a)(b)(c)	388,853	41,137
		102,370
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (b)(c)	68,481	3,439
Series B (b)(c)	12,031	604
Series C (b)(c)	114,981	5,774
Aurora Innovation, Inc. Series B (b)(c)	2,121,140	19,600
		29,417
TOTAL CONSUMER DISCRETIONARY		131,787
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(b)(c)	154,611	64,612
HEALTH CARE - 0.2%
Biotechnology - 0.2%
23andMe, Inc.:
Series E (a)(b)(c)	664,987	8,632
Series F (a)(b)(c)	3,348,986	43,470
Generation Bio Series B (a)(b)(c)	2,430,600	22,094
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	2,100,446	84,942
Nuvation Bio, Inc. Series A (b)(c)(h)	35,794,400	27,611
		186,749
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(b)(c)	35,877,127	610
Mulberry Health, Inc.:
Series A (a)(b)(c)	600,009	4,288
Series A8 (a)(b)(c)	7,960,894	56,887
Series AA (a)(b)(c)	49,783	356
		62,141
Pharmaceuticals - 0.0%
Allovir, Inc. Series B (b)(c)	1,909,634	15,564
TOTAL HEALTH CARE		264,454
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(b)(c)	558,215	113,876
Series H (a)(b)(c)	120,282	24,538
		138,414
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Affirm, Inc. Series F (b)(c)	2,371,275	31,261
Carbon, Inc.:
Series D (a)(b)(c)	915,425	25,627
Series E (b)(c)	139,606	3,908
Cloudflare, Inc. Series D, 8.00% (a)(b)(c)	6,547,014	120,858
Delphix Corp. Series D (a)(b)(c)	3,712,687	31,187
		212,841
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc.:
Series E (a)(b)(c)	5,464,465	295,081
Series F (a)(b)(c)	253,732	13,702
		308,783

TOTAL CONVERTIBLE PREFERRED STOCKS		1,123,610

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (b)(c)	36,794	1,848
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series G (c)	46,145	19,284

TOTAL NONCONVERTIBLE PREFERRED STOCKS		21,132

TOTAL PREFERRED STOCKS
(Cost $786,098)		1,144,742
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Trion World, Inc. 8% 10/10/19 pay-in-kind(b)(c)(i)(j)
(Cost $2,052)	2,054	0
	Shares	Value (000s)

Money Market Funds - 0.9%
Fidelity Cash Central Fund 2.42% (k)	914,504,002	914,687
Fidelity Securities Lending Cash Central Fund 2.42% (k)(l)	186,302,204	186,321
TOTAL MONEY MARKET FUNDS
(Cost $1,100,951)		1,101,008
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $58,562,081)		121,238,581
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(526,072)
NET ASSETS - 100%		$120,712,509

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,315,013,000 or 1.1% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $237,946,000 or 0.2% of net assets.

 (f) Affiliated company

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Non-income producing - Security is in default.

 (j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc.	12/7/18	$2,799
23andMe, Inc. Series E	6/18/15	$7,200
23andMe, Inc. Series F	8/31/17	$46,498
Affirm, Inc. Series F	3/22/19	$31,261
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Allbirds, Inc.	10/9/18	$9,515
Allbirds, Inc.	10/9/18	$2,018
Allbirds, Inc. Series A	10/9/18	$3,755
Allbirds, Inc. Series B	10/9/18	$660
Allbirds, Inc. Series C	10/9/18	$6,305
Allovir, Inc. Series B	5/8/19	$15,564
Altiostar Networks, Inc. Series A1	1/10/17	$9,771
ASAC II LP	10/10/13	$3,041
Aurora Innovation, Inc. Series B	3/1/19	$19,600
Carbon, Inc. Series D	12/15/17	$21,376
Carbon, Inc. Series E	3/22/19	$3,908
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$51,503
Delphix Corp. Series D	7/10/15	$33,414
Generation Bio Series B	2/21/18	$22,230
Get Heal, Inc. Series B	11/7/16	$10,944
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Mulberry Health, Inc. Series A	3/23/18	$4,281
Mulberry Health, Inc. Series A8	1/20/16	$53,774
Mulberry Health, Inc. Series AA	3/23/18	$145
Nuvation Bio, Inc. Series A	6/17/19	$27,612
Roofoods Ltd. Series F	9/12/17	$54,666
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$30,689
Space Exploration Technologies Corp. Class C	9/11/17	$1,754
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Space Exploration Technologies Corp. Series H	8/4/17	$16,238
Tanium, Inc. Class B	4/21/17	$14,615
Trion World, Inc.	8/22/08 - 3/20/13	$25,151
Trion World, Inc. 8% 10/10/19 pay-in-kind	10/10/13 - 4/10/18	$2,051
TulCo LLC	8/24/17 - 9/7/18	$52,173
Weinstein Co. Holdings LLC Class A-1	10/19/05	$41,234
WeWork Companies, Inc. Class A	6/23/15	$1,766
WeWork Companies, Inc. Series E	6/23/15	$179,724
WeWork Companies, Inc. Series F	12/1/16	$12,735

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$31,190
Fidelity Securities Lending Cash Central Fund	3,769
Total	$34,959

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amphenol Corp. Class A	$1,831,879	$11,985	$92,373	$10,104	$56,197	$276,982	$2,084,670
B2Gold Corp.	151,042	--	4,875	--	2,624	3,225	--
Birchcliff Energy Ltd.	47,013	--	1,650	690	(395)	(4,399)	40,569
Birchcliff Energy Ltd.	1,528	--	--	23	--	(166)	1,362
Centennial Resource Development, Inc. Class A	231,392	3,258	7,155	--	348	(71,877)	155,966
Churchill Capital Corp. Class A	--	63,958	865	--	155	--	--
Clean TeQ Holdings Ltd.	11,088	76	350	--	(675)	784	10,923
Ivanhoe Mines Ltd.	84,386	--	3,714	--	2,660	66,119	149,451
Ivanhoe Mines Ltd.	24,268	--	1,068	--	(1,095)	20,875	42,980
Metro Bank PLC	121,700	--	55,837	--	(40,555)	(14,237)	--
Mettler-Toledo International, Inc.	785,722	21,609	30,783	--	28,276	350,086	1,154,910
Total	$3,290,018	$100,886	$198,670	$10,817	$47,540	$627,392	$3,640,831

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$20,500,781	$19,986,886	$511,176	$2,719
Consumer Discretionary	14,942,149	14,685,645	114,155	142,349
Consumer Staples	5,095,613	4,834,487	177,230	83,896
Energy	1,982,924	1,932,224	50,700	--
Financials	16,092,496	16,092,496	--	--
Health Care	16,335,109	15,815,195	253,297	266,617
Industrials	4,927,792	4,381,779	267,484	278,529
Information Technology	36,885,958	36,553,890	83,563	248,505
Materials	1,897,965	1,897,965	--	--
Real Estate	1,109,944	798,262	--	311,682
Utilities	366,842	366,842	--	--
Corporate Bonds	--	--	--	--
Money Market Funds	1,101,008	1,101,008	--	--
Total Investments in Securities:	$121,238,581	$118,446,679	$1,457,605	$1,334,297

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$1,761,332
Net Realized Gain (Loss) on Investment Securities	11,684
Net Unrealized Gain (Loss) on Investment Securities	(165,636)
Cost of Purchases	117,245
Proceeds of Sales	(390,328)
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$1,334,297
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2019	$(21,931)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2019
Assets
Investment in securities, at value (including securities loaned of $181,965) — See accompanying schedule: Unaffiliated issuers (cost $56,004,425)	$116,496,742
Fidelity Central Funds (cost $1,100,951)	1,101,008
Other affiliated issuers (cost $1,456,705)	3,640,831
Total Investment in Securities (cost $58,562,081)		$121,238,581
Receivable for investments sold
Regular delivery		967,051
Delayed delivery		122
Receivable for fund shares sold		51,263
Dividends receivable		35,381
Distributions receivable from Fidelity Central Funds		3,519
Other receivables		4,593
Total assets		122,300,510
Liabilities
Payable for investments purchased
Regular delivery	$175,996
Delayed delivery	13,806
Payable for fund shares redeemed	1,115,789
Accrued management fee	73,160
Other affiliated payables	11,499
Other payables and accrued expenses	11,598
Collateral on securities loaned	186,153
Total liabilities		1,588,001
Net Assets		$120,712,509
Net Assets consist of:
Paid in capital		$52,694,629
Total distributable earnings (loss)		68,017,880
Net Assets		$120,712,509
Net Asset Value and Maximum Offering Price
Contrafund:
Net Asset Value, offering price and redemption price per share ($94,971,571 ÷ 7,206,948 shares)		$13.18
Class K:
Net Asset Value, offering price and redemption price per share ($25,740,938 ÷ 1,951,959 shares)		$13.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2019
Investment Income
Dividends (including $10,817 earned from other affiliated issuers)		$486,735
Interest		124
Income from Fidelity Central Funds (including $3,769 from security lending)		34,959
Total income		521,818
Expenses
Management fee
Basic fee	$317,846
Performance adjustment	105,839
Transfer agent fees	66,038
Accounting and security lending fees	1,850
Custodian fees and expenses	563
Independent trustees' fees and expenses	281
Registration fees	261
Audit	191
Legal	99
Miscellaneous	470
Total expenses before reductions	493,438
Expense reductions	(1,637)
Total expenses after reductions		491,801
Net investment income (loss)		30,017
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,616,215
Fidelity Central Funds	(3)
Other affiliated issuers	47,540
Foreign currency transactions	77
Total net realized gain (loss)		5,663,829
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $6,958)	15,569,824
Affiliated issuers	627,394
Assets and liabilities in foreign currencies	54
Total change in net unrealized appreciation (depreciation)		16,197,272
Net gain (loss)		21,861,101
Net increase (decrease) in net assets resulting from operations		$21,891,118

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,017	$44,957
Net realized gain (loss)	5,663,829	13,728,208
Change in net unrealized appreciation (depreciation)	16,197,272	(15,445,399)
Net increase (decrease) in net assets resulting from operations	21,891,118	(1,672,234)
Distributions to shareholders	(1,021,522)	(9,545,204)
Share transactions - net increase (decrease)	(8,286,512)	(3,226,163)
Total increase (decrease) in net assets	12,583,084	(14,443,601)
Net Assets
Beginning of period	108,129,425	122,573,026
End of period	$120,712,509	$108,129,425

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Contrafund

	Six months ended June 30,	Years endedDecember 31,
	2019	2018 A	2017 A	2016 A	2015 A	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$12.24	$9.85	$9.89	$9.80	$9.61
Income from Investment Operations
Net investment income (loss)B	–C	–C	.01	.03	.03	.03
Net realized and unrealized gain (loss)	2.28	(.22)	3.14	.31	.59	.87
Total from investment operations	2.28	(.22)	3.15	.34	.62	.90
Distributions from net investment income	–	–	(.01)	(.03)	(.03)	(.03)
Distributions from net realized gain	(.11)	(1.01)	(.75)	(.35)	(.50)	(.68)
Total distributions	(.11)	(1.01)	(.76)	(.38)	(.53)	(.71)
Net asset value, end of period	$13.18	$11.01	$12.24	$9.85	$9.89	$9.80
Total ReturnD,E	20.77%	(2.13)%	32.21%	3.36%	6.46%	9.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%H	.82%	.74%	.68%	.71%	.64%
Expenses net of fee waivers, if any	.85%H	.81%	.74%	.68%	.71%	.64%
Expenses net of all reductions	.85%H	.81%	.74%	.68%	.70%	.64%
Net investment income (loss)	.03%H	.01%	.08%	.29%	.33%	.31%
Supplemental Data
Net assets, end of period (in millions)	$94,972	$82,628	$89,874	$73,035	$77,724	$75,057
Portfolio turnover rateI	32%H,J	32%J	29%J	41%J	35%J	45%J

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Contrafund Class K

	Six months ended June 30,	Years endedDecember 31,
	2019	2018 A	2017 A	2016	2015 A	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$12.24	$9.84	$9.88	$9.79	$9.61
Income from Investment Operations
Net investment income (loss)B	.01	.01	.02	.04	.04	.04
Net realized and unrealized gain (loss)	2.28	(.23)	3.14	.31	.59	.87
Total from investment operations	2.29	(.22)	3.16	.35	.63	.91
Distributions from net investment income	–	–	(.02)	(.04)	(.04)	(.04)
Distributions from net realized gain	(.11)	(1.01)	(.74)	(.35)	(.50)	(.69)
Total distributions	(.11)	(1.01)	(.76)	(.39)	(.54)	(.73)
Net asset value, end of period	$13.19	$11.01	$12.24	$9.84	$9.88	$9.79
Total ReturnC,D	20.86%	(2.07)%	32.34%	3.48%	6.55%	9.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.73%	.65%	.58%	.61%	.54%
Expenses net of fee waivers, if any	.77%G	.73%	.65%	.58%	.61%	.54%
Expenses net of all reductions	.77%G	.72%	.65%	.58%	.61%	.54%
Net investment income (loss)	.12%G	.10%	.17%	.39%	.43%	.41%
Supplemental Data
Net assets, end of period (in millions)	$25,741	$25,502	$32,699	$29,031	$31,560	$34,479
Portfolio turnover rateH	32%G,I	32%I	29%	41%I	35%I	45%I

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 1,334,297	Market comparable	Enterprise value/Sales multiple (EV/S)	1.2 - 14.6 / 6.9	Increase
			Transaction price	$0.77 - $9.15 / $5.37	Increase
			Discount rate	10.0% - 60.0% / 19.2%	Decrease
			Premium rate	15.5% - 69.9% / 59.3%	Increase
			Proxy discount	0.6% - 6.0% / 4.9%	Decrease
			Discount for lack of marketability	15.0% - 25.0% / 17.7%	Decrease
		Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase
		Market approach	Transaction price	$0.81 - $548.17 / $167.49	Increase
			Conversion ratio	1.6	Increase
Corporate Bonds	$ -	Recovery value	Recovery value	0.0%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $4,202 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation, net operating losses, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$63,574,471
Gross unrealized depreciation	(1,059,244)
Net unrealized appreciation (depreciation)	$62,515,227
Tax cost	$58,723,354

The Fund elected to defer to its next fiscal year approximately $4,093 of ordinary losses recognized during the period November 1, 2018 to December 31, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $77,167 in this Subsidiary, representing .06% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $18,149,579 and $18,709,011, respectively.

Unaffiliated Redemptions In-Kind. During the period, 303,277 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $3,715,707. The net realized gain of $2,337,841 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 507,507* shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $6,481,043. The Fund had a net realized gain of $4,188,360 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in shares transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

* Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Contrafund	$59,968.13
Class K	6,070.05
	$66,038

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of less than .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $427 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $168 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $32,766. Total fees paid by the Fund to NFS, as lending agent, amounted to $5. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $30 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,173 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Contrafund	$19

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $445.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Contrafund	$787,955	$7,220,133
Class K	233,567	2,325,071
Total	$1,021,522	$9,545,204

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018(a)	Six months ended June 30, 2019	Year ended December 31, 2018
Contrafund
Shares sold	284,828	905,916	$3,513,955	$11,723,977
Reinvestment of distributions	62,317	589,812	744,060	6,814,704
Shares redeemed	(647,453)(b)	(1,329,932)(c)	(8,052,159)(b)	(17,031,104)(c)
Net increase (decrease)	(300,308)	165,796	$(3,794,144)	$1,507,577
Class K
Shares sold	135,071	421,063	$1,661,968	$5,450,387
Reinvestment of distributions	19,544	200,953	233,550	2,325,013
Shares redeemed	(518,954)(b)	(978,368)(c)	(6,387,886)(b)	(12,509,140)(c)
Net increase (decrease)	(364,339)	(356,352)	$(4,492,368)	$(4,733,740)

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

 (b) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Contrafund	.85%
Actual		$1,000.00	$1,207.70	$4.65
Hypothetical-C		$1,000.00	$1,020.58	$4.26
Class K	.77%
Actual		$1,000.00	$1,208.60	$4.22
Hypothetical-C		$1,000.00	$1,020.98	$3.86

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Contrafund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Contrafund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Contrafund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

CON-SANN-0819
1.705711.121

Fidelity® Contrafund® K6 Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2019

% of fund's net assets
Amazon.com, Inc.	7.0
Facebook, Inc. Class A	7.0
Berkshire Hathaway, Inc. Class A	5.4
Microsoft Corp.	4.9
Visa, Inc. Class A	3.8
Salesforce.com, Inc.	3.3
UnitedHealth Group, Inc.	2.9
Adobe, Inc.	2.9
Netflix, Inc.	2.7
PayPal Holdings, Inc.	2.4
42.3

Top Five Market Sectors as of June 30, 2019

% of fund's net assets
Information Technology	30.9
Communication Services	16.5
Financials	13.6
Health Care	13.5
Consumer Discretionary	12.3

Asset Allocation (% of fund's net assets)

As of June 30, 2019 *
Stocks	98.7%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 6.6%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 16.5%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc. (a)	75,305	$1,751,594
Entertainment - 4.2%
Activision Blizzard, Inc.	1,063,258	50,185,778
Live Nation Entertainment, Inc. (a)	62,822	4,161,958
Netflix, Inc. (a)	676,404	248,456,717
Spotify Technology SA (a)	26,524	3,878,339
The Walt Disney Co.	557,582	77,860,750
		384,543,542
Interactive Media & Services - 11.6%
Alphabet, Inc.:
Class A (a)	196,610	212,889,308
Class C (a)	178,839	193,308,863
CarGurus, Inc. Class A (a)	186,282	6,726,643
Facebook, Inc. Class A (a)	3,286,106	634,218,458
Match Group, Inc.	13,755	925,299
Twitter, Inc. (a)	165,429	5,773,472
		1,053,842,043
Media - 0.3%
Charter Communications, Inc. Class A (a)	4,784	1,890,541
Discovery Communications, Inc. Class A (a)(b)	194,969	5,985,548
Liberty Global PLC Class A (a)	6,944	187,419
Liberty Media Corp. Liberty Formula One Group Series C (a)	498,446	18,646,865
		26,710,373
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	401,526	29,769,138

TOTAL COMMUNICATION SERVICES		1,496,616,690

CONSUMER DISCRETIONARY - 12.3%
Automobiles - 0.1%
General Motors Co.	60,017	2,312,455
Mahindra & Mahindra Ltd.	274,108	2,605,318
Maruti Suzuki India Ltd.	9,359	886,988
Tesla, Inc. (a)(b)	4,798	1,072,161
Toyota Motor Corp.	75,400	4,679,614
		11,556,536
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc. (a)	43,444	31,839,239
Darden Restaurants, Inc.	6,994	851,380
Evolution Gaming Group AB (c)	89,448	1,770,437
Hilton Worldwide Holdings, Inc.	91,075	8,901,671
Marriott International, Inc. Class A	33,024	4,632,937
McDonald's Corp.	434,226	90,171,371
Royal Caribbean Cruises Ltd.	5,799	702,897
Starbucks Corp.	90,549	7,590,723
		146,460,655
Household Durables - 0.1%
Mohawk Industries, Inc.(a)	78,085	11,515,195
Internet & Direct Marketing Retail - 7.2%
Amazon.com, Inc. (a)	337,315	638,749,804
eBay, Inc.	220,281	8,701,100
Etsy, Inc. (a)	12,968	795,846
MercadoLibre, Inc. (a)	9,987	6,109,747
Wayfair LLC Class A (a)	2,286	333,756
		654,690,253
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	124,305	13,349,114
Ollie's Bargain Outlet Holdings, Inc. (a)	11,147	971,015
		14,320,129
Specialty Retail - 1.7%
AutoZone, Inc. (a)	3,276	3,601,864
John David Group PLC	389,635	2,901,607
O'Reilly Automotive, Inc. (a)	46,818	17,290,824
Ross Stores, Inc.	67,260	6,666,811
The Home Depot, Inc.	222,251	46,221,540
TJX Companies, Inc.	1,110,697	58,733,657
Ulta Beauty, Inc. (a)	40,573	14,074,368
Urban Outfitters, Inc. (a)	19,180	436,345
		149,927,016
Textiles, Apparel & Luxury Goods - 1.4%
adidas AG	162,126	50,051,968
Allbirds, Inc. (d)(e)	6,799	341,446
Deckers Outdoor Corp. (a)	30,895	5,436,593
Gildan Activewear, Inc.	154,850	5,992,744
Hermes International SCA	2,589	1,867,054
lululemon athletica, Inc. (a)	22,279	4,014,899
LVMH Moet Hennessy Louis Vuitton SE	9,085	3,862,266
NIKE, Inc. Class B	459,595	38,583,000
VF Corp.	235,871	20,603,332
		130,753,302

TOTAL CONSUMER DISCRETIONARY		1,119,223,086

CONSUMER STAPLES - 4.2%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	2,608	985,198
Diageo PLC	190,071	8,180,710
Keurig Dr. Pepper, Inc.	801,252	23,156,183
Monster Beverage Corp. (a)	82,648	5,275,422
PepsiCo, Inc.	175,845	23,058,555
The Coca-Cola Co.	816,095	41,555,557
		102,211,625
Food & Staples Retailing - 0.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	80,173	5,045,288
Costco Wholesale Corp.	225,755	59,658,016
Walmart, Inc.	86,737	9,583,571
		74,286,875
Food Products - 0.2%
Freshpet, Inc. (a)	37,942	1,726,740
Mondelez International, Inc.	240,016	12,936,862
The Simply Good Foods Co. (a)	206,234	4,966,115
		19,629,717
Household Products - 0.5%
Colgate-Palmolive Co.	127,852	9,163,153
Procter & Gamble Co.	305,515	33,499,720
		42,662,873
Personal Products - 1.6%
Estee Lauder Companies, Inc. Class A	630,136	115,384,203
Kao Corp.	74,200	5,650,253
L'Oreal SA (a)	11,386	3,243,229
L'Oreal SA	6,829	1,945,197
Shiseido Co. Ltd.	134,700	10,146,072
Unilever NV (Certificaten Van Aandelen) (Bearer)	90,067	5,472,307
		141,841,261

TOTAL CONSUMER STAPLES		380,632,351

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Birchcliff Energy Ltd.	1,221,631	2,425,444
BP PLC	560,635	3,905,814
Canadian Natural Resources Ltd.	267,247	7,205,904
Centennial Resource Development, Inc. Class A (a)	1,586,340	12,040,321
Cheniere Energy, Inc. (a)	17,903	1,225,460
ConocoPhillips Co.	55,121	3,362,381
Continental Resources, Inc. (a)	91,904	3,868,239
EOG Resources, Inc.	311,861	29,052,971
Hess Corp.	588,050	37,382,339
Magnolia Oil & Gas Corp. Class A (a)	174,268	2,018,023
Pioneer Natural Resources Co.	10,661	1,640,301
PrairieSky Royalty Ltd.	73,304	1,029,967
Reliance Industries Ltd.	2,187,382	39,753,566
		144,910,730
FINANCIALS - 13.6%
Banks - 5.1%
Bank of America Corp.	5,204,421	150,928,209
BOK Financial Corp.	11,919	899,646
Citigroup, Inc.	1,646,012	115,270,220
HDFC Bank Ltd. sponsored ADR	318,152	41,372,486
JPMorgan Chase & Co.	1,231,381	137,668,396
Kotak Mahindra Bank Ltd.	968,272	20,743,068
Metro Bank PLC (a)	113,348	756,438
		467,638,463
Capital Markets - 1.0%
Bank of New York Mellon Corp.	736,911	32,534,621
Brookfield Asset Management, Inc. Class A	161,939	7,747,301
Charles Schwab Corp.	185,465	7,453,838
CME Group, Inc.	130,674	25,365,130
Morgan Stanley	193,535	8,478,768
Oaktree Capital Group LLC Class A	154,298	7,643,923
		89,223,581
Consumer Finance - 1.1%
American Express Co.	833,417	102,876,994
Diversified Financial Services - 5.5%
Berkshire Hathaway, Inc. Class A (a)	1,536	488,985,600
Clarivate Analytics PLC (a)(b)	479,122	7,368,896
		496,354,496
Insurance - 0.9%
Admiral Group PLC	430,954	12,084,164
AFLAC, Inc.	54,404	2,981,883
Allstate Corp.	9,044	919,684
American International Group, Inc.	454,555	24,218,690
Chubb Ltd.	83,576	12,309,909
Fairfax Financial Holdings Ltd. (sub. vtg.)	10,735	5,269,007
Hiscox Ltd.	135,635	2,914,464
Marsh & McLennan Companies, Inc.	9,252	922,887
Progressive Corp.	213,217	17,042,435
The Travelers Companies, Inc.	5,821	870,356
		79,533,479

TOTAL FINANCIALS		1,235,627,013

HEALTH CARE - 13.5%
Biotechnology - 1.9%
23andMe, Inc. (a)(d)(e)	6,779	87,991
AbbVie, Inc.	32,154	2,338,239
Acceleron Pharma, Inc. (a)	21,857	897,886
Alexion Pharmaceuticals, Inc. (a)	115,953	15,187,524
Allogene Therapeutics, Inc. (b)	79,254	2,127,970
Arena Pharmaceuticals, Inc. (a)	5,559	325,924
Array BioPharma, Inc. (a)	56,217	2,604,534
Ascendis Pharma A/S sponsored ADR (a)	13,225	1,522,859
bluebird bio, Inc. (a)	19,205	2,442,876
Bridgebio Pharma, Inc.	84,314	2,273,949
Celgene Corp. (a)	59,868	5,534,198
CSL Ltd.	4,028	607,989
Exact Sciences Corp. (a)	59,059	6,971,324
FibroGen, Inc. (a)	40,840	1,845,151
Galapagos Genomics NV sponsored ADR (a)	9,484	1,222,772
Gilead Sciences, Inc.	39,701	2,682,200
Gossamer Bio, Inc.	37,312	827,580
Mirati Therapeutics, Inc. (a)	24,979	2,572,837
Morphosys AG (a)	4,155	398,997
Neurocrine Biosciences, Inc. (a)	42,080	3,552,814
Regeneron Pharmaceuticals, Inc. (a)	57,131	17,882,003
Sage Therapeutics, Inc. (a)	16,728	3,062,730
Vertex Pharmaceuticals, Inc. (a)	545,802	100,089,171
		177,059,518
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	477,526	40,159,937
Alcon, Inc. (a)	128,454	7,970,571
Baxter International, Inc.	764,891	62,644,573
Boston Scientific Corp. (a)	1,105,384	47,509,404
Danaher Corp.	433,086	61,896,651
DexCom, Inc. (a)	150,141	22,497,127
Edwards Lifesciences Corp. (a)	261,643	48,335,928
Hoya Corp.	13,300	1,018,209
Intuitive Surgical, Inc. (a)	66,511	34,888,345
Masimo Corp. (a)	307	45,688
ResMed, Inc.	23,692	2,891,135
Sonova Holding AG Class B	36,930	8,390,774
Stryker Corp.	69,225	14,231,276
		352,479,618
Health Care Providers & Services - 3.3%
Anthem, Inc.	80,057	22,592,886
HealthEquity, Inc. (a)	3,369	220,333
National Vision Holdings, Inc. (a)	237,029	7,283,901
UnitedHealth Group, Inc.	1,097,044	267,689,706
		297,786,826
Health Care Technology - 0.5%
Cerner Corp.	89,426	6,554,926
Veeva Systems, Inc. Class A (a)	226,874	36,778,544
		43,333,470
Life Sciences Tools & Services - 1.8%
IQVIA Holdings, Inc. (a)	155,917	25,087,045
Mettler-Toledo International, Inc. (a)	106,105	89,128,200
PRA Health Sciences, Inc. (a)	14,530	1,440,650
Thermo Fisher Scientific, Inc.	172,502	50,660,387
		166,316,282
Pharmaceuticals - 2.1%
AstraZeneca PLC:
(United Kingdom)	42,168	3,447,305
sponsored ADR	1,073,306	44,306,072
Eli Lilly & Co.	383,386	42,475,335
Hansoh Pharmaceutical Group Co. Ltd. (c)	738,000	1,950,881
Idorsia Ltd. (a)	111,821	2,554,403
Merck & Co., Inc.	329,191	27,602,665
Novartis AG sponsored ADR	280,074	25,573,557
Roche Holding AG (participation certificate)	56,930	16,008,025
Turning Point Therapeutics, Inc.	40,969	1,667,438
Zoetis, Inc. Class A	253,279	28,744,634
		194,330,315

TOTAL HEALTH CARE		1,231,306,029

INDUSTRIALS - 3.7%
Aerospace & Defense - 0.6%
Harris Corp.	46,542	8,802,488
L3 Technologies, Inc.	5,666	1,389,133
Lockheed Martin Corp.	15,763	5,730,481
The Boeing Co.	82,526	30,040,289
TransDigm Group, Inc. (a)	19,605	9,484,899
		55,447,290
Building Products - 0.1%
Toto Ltd.	182,000	7,182,767
Commercial Services & Supplies - 0.3%
Aggreko PLC	82,725	829,947
Cintas Corp.	94,258	22,366,481
Clean TeQ Holdings Ltd. (a)(b)	2,795,222	745,707
TulCo LLC (a)(d)(e)(f)	1,552	850,766
Waste Connection, Inc. (United States)	27,309	2,610,194
Waste Management, Inc.	19,762	2,279,942
		29,683,037
Electrical Equipment - 0.8%
AMETEK, Inc.	74,495	6,767,126
Fortive Corp.	756,904	61,702,814
		68,469,940
Industrial Conglomerates - 0.4%
General Electric Co.	3,410,653	35,811,857
Machinery - 0.2%
Deere & Co.	53,957	8,941,214
Gardner Denver Holdings, Inc. (a)	74,479	2,576,973
IDEX Corp.	28,854	4,966,928
Ingersoll-Rand PLC	47,736	6,046,719
		22,531,834
Professional Services - 0.2%
CoStar Group, Inc. (a)	14,638	8,110,330
Experian PLC	142,820	4,323,962
FTI Consulting, Inc. (a)	99,750	8,363,040
		20,797,332
Road & Rail - 1.1%
CSX Corp.	522,009	40,387,836
Lyft, Inc.	57,858	3,611,757
Norfolk Southern Corp.	47,344	9,437,080
Union Pacific Corp.	260,939	44,127,394
		97,564,067
Trading Companies & Distributors - 0.0%
Fastenal Co.	35,619	1,160,823

TOTAL INDUSTRIALS		338,648,947

INFORMATION TECHNOLOGY - 30.8%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	2,779	721,484
Cisco Systems, Inc.	201,801	11,044,569
Motorola Solutions, Inc.	87,322	14,559,197
Telefonaktiebolaget LM Ericsson (B Shares)	679,609	6,450,663
		32,775,913
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	1,677,067	160,897,808
CDW Corp.	7,848	871,128
Dell Technologies, Inc. (a)	57,937	2,943,200
Keysight Technologies, Inc. (a)	79,495	7,139,446
Zebra Technologies Corp. Class A (a)	119,327	24,997,813
		196,849,395
IT Services - 10.3%
Accenture PLC Class A	69,472	12,836,341
Adyen BV (c)	12,493	9,640,049
Elastic NV	62,779	4,687,080
Endava PLC ADR (a)	7,265	292,344
EPAM Systems, Inc. (a)	33,597	5,815,641
Euronet Worldwide, Inc. (a)	4,320	726,797
Global Payments, Inc.	190,870	30,564,013
MasterCard, Inc. Class A	822,804	217,656,342
MongoDB, Inc. Class A (a)(b)	143,188	21,777,463
Netcompany Group A/S (c)	33,034	1,330,590
Okta, Inc. (a)	283,934	35,068,688
PagSeguro Digital Ltd. (a)	24,953	972,418
PayPal Holdings, Inc. (a)	1,907,078	218,284,148
Shopify, Inc. Class A (a)	56,762	17,059,591
Square, Inc. (a)	61,577	4,466,180
Twilio, Inc. Class A (a)	54,645	7,450,846
Visa, Inc. Class A	1,984,375	344,388,281
Wix.com Ltd. (a)	29,074	4,131,415
		937,148,227
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. (a)	515,408	15,652,941
Analog Devices, Inc.	140,344	15,840,627
Applied Materials, Inc.	20,003	898,335
Lam Research Corp.	34,529	6,485,927
Marvell Technology Group Ltd.	139,241	3,323,683
Microchip Technology, Inc. (b)	97,460	8,449,782
NVIDIA Corp.	250,173	41,085,912
NXP Semiconductors NV	72,407	7,067,647
Qualcomm, Inc.	308,346	23,455,880
Texas Instruments, Inc.	45,785	5,254,287
Xilinx, Inc.	332,502	39,208,636
		166,723,657
Software - 14.5%
Adobe, Inc. (a)	876,934	258,388,603
Alteryx, Inc. Class A (a)	13,432	1,465,700
Atlassian Corp. PLC (a)	256,181	33,518,722
Autodesk, Inc. (a)	27,646	4,503,533
Black Knight, Inc. (a)	9,350	562,403
Cadence Design Systems, Inc. (a)	20,286	1,436,452
Coupa Software, Inc. (a)	99,276	12,569,334
CyberArk Software Ltd. (a)	8,203	1,048,672
Dropbox, Inc. Class A (a)	428,298	10,728,865
Intuit, Inc.	186,999	48,868,449
Microsoft Corp.	3,353,688	449,260,044
New Relic, Inc. (a)	33,450	2,893,760
Pagerduty, Inc.	13,193	620,731
Paycom Software, Inc. (a)	86,551	19,622,843
RingCentral, Inc. (a)	198,033	22,757,952
Salesforce.com, Inc. (a)	1,995,391	302,760,676
ServiceNow, Inc. (a)	16,739	4,596,027
Slack Technologies, Inc. Class A (a)	23,081	865,538
SS&C Technologies Holdings, Inc.	43,302	2,494,628
Tableau Software, Inc. (a)	175,210	29,088,364
Workday, Inc. Class A (a)	548,858	112,834,228
		1,320,885,524
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	763,974	151,205,734

TOTAL INFORMATION TECHNOLOGY		2,805,588,450

MATERIALS - 1.5%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	24,771	5,607,411
Growmax Resources Corp. (a)(c)	168,900	11,608
Sherwin-Williams Co.	40,686	18,645,987
Westlake Chemical Corp.	133,109	9,245,751
		33,510,757
Metals & Mining - 1.1%
B2Gold Corp. (a)	2,878,382	8,748,013
Barrick Gold Corp. (Canada)	1,806,611	28,515,635
Franco-Nevada Corp.	348,127	29,547,796
Ivanhoe Mines Ltd. (a)	2,783,838	8,843,317
Ivanhoe Mines Ltd. (a)(c)	721,354	2,291,499
Kirkland Lake Gold Ltd.	456,793	19,680,242
Newcrest Mining Ltd.	211,259	4,738,644
Novagold Resources, Inc. (a)	509,454	2,999,420
		105,364,566

TOTAL MATERIALS		138,875,323

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	201,962	41,291,131
AvalonBay Communities, Inc.	23,964	4,869,006
Equity Residential (SBI)	138,595	10,522,132
Essex Property Trust, Inc.	15,922	4,648,109
		61,330,378
UTILITIES - 0.3%
Electric Utilities - 0.3%
NextEra Energy, Inc.	129,025	26,432,062
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	54,365	1,909,299

TOTAL UTILITIES		28,341,361

TOTAL COMMON STOCKS
(Cost $7,754,294,414)		8,981,100,358

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (d)(e)	2,683	134,740
Series B (d)(e)	471	23,654
Series C (d)(e)	4,505	226,241
Aurora Innovation, Inc. Series B (d)(e)	119,040	1,099,965
		1,484,600
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(d)(e)	1,222	510,674
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(d)(e)	26,649	345,904
Generation Bio Series B (a)(d)(e)	48,000	436,320
Nuvation Bio, Inc. Series A (d)(e)(g)	2,568,600	1,981,367
		2,763,591
Pharmaceuticals - 0.0%
Allovir, Inc. Series B (d)(e)	117,590	958,359
TOTAL HEALTH CARE		3,721,950
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Affirm, Inc. Series F (d)(e)	141,842	1,869,917
Carbon, Inc.:
Series D (a)(d)(e)	9,678	270,930
Series E (d)(e)	8,344	233,585
Cloudflare, Inc. Series D, 8.00% (a)(d)(e)	83,500	1,541,410
		3,915,842

TOTAL CONVERTIBLE PREFERRED STOCKS		9,633,066

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (d)(e)	1,442	72,417
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series G (e)	3,143	1,313,460

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,385,877

TOTAL PREFERRED STOCKS
(Cost $10,341,260)		11,018,943

Money Market Funds - 1.4%
Fidelity Cash Central Fund 2.42% (h)	100,895,525	100,915,704
Fidelity Securities Lending Cash Central Fund 2.42% (h)(i)	27,453,896	27,456,642
TOTAL MONEY MARKET FUNDS
(Cost $128,364,277)		128,372,346
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $7,892,999,951)		9,120,491,647
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(22,006,831)
NET ASSETS - 100%		$9,098,484,816

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,995,064 or 0.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,985,686 or 0.1% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$113,887
23andMe, Inc. Series F	8/31/17	$370,000
Affirm, Inc. Series F	3/22/19	$1,869,917
Allbirds, Inc.	10/9/18	$372,829
Allbirds, Inc.	10/9/18	$79,073
Allbirds, Inc. Series A	10/9/18	$147,124
Allbirds, Inc. Series B	10/9/18	$25,828
Allbirds, Inc. Series C	10/9/18	$247,035
Allovir, Inc. Series B	5/8/19	$958,359
Aurora Innovation, Inc. Series B	3/1/19	$1,099,965
Carbon, Inc. Series D	12/15/17	$225,990
Carbon, Inc. Series E	3/22/19	$233,585
Cloudflare, Inc. Series D, 8.00%	9/10/18	$918,500
Generation Bio Series B	2/21/18	$438,994
Nuvation Bio, Inc. Series A	6/17/19	$1,981,366
Roofoods Ltd. Series F	9/12/17	$432,063
TulCo LLC	8/24/17 - 9/7/18	$651,224

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,209,316
Fidelity Securities Lending Cash Central Fund	287,720
Total	$2,497,036

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,496,616,690	$1,496,616,690	$--	$--
Consumer Discretionary	1,120,780,103	1,110,339,760	8,541,880	1,898,463
Consumer Staples	382,456,485	366,979,334	13,653,017	1,824,134
Energy	144,910,730	141,004,916	3,905,814	--
Financials	1,235,627,013	1,235,627,013	--	--
Health Care	1,235,027,979	1,211,762,708	19,455,330	3,809,941
Industrials	338,648,947	334,186,424	3,611,757	850,766
Information Technology	2,809,504,292	2,799,137,787	6,450,663	3,915,842
Materials	138,875,323	138,875,323	--	--
Real Estate	61,330,378	61,330,378	--	--
Utilities	28,341,361	28,341,361	--	--
Money Market Funds	128,372,346	128,372,346	--	--
Total Investments in Securities:	$9,120,491,647	$9,052,574,040	$55,618,461	$12,299,146

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,060,915) — See accompanying schedule: Unaffiliated issuers (cost $7,764,635,674)	$8,992,119,301
Fidelity Central Funds (cost $128,364,277)	128,372,346
Total Investment in Securities (cost $7,892,999,951)		$9,120,491,647
Foreign currency held at value (cost $15,597)		15,604
Receivable for investments sold
Regular delivery		11,523,316
Delayed delivery		4,887
Receivable for fund shares sold		351,454,200
Dividends receivable		2,597,482
Distributions receivable from Fidelity Central Funds		329,884
Other receivables		35,279
Total assets		9,486,452,299
Liabilities
Payable for investments purchased
Regular delivery	$348,643,532
Delayed delivery	990,683
Payable for fund shares redeemed	7,104,265
Accrued management fee	3,215,266
Other payables and accrued expenses	558,812
Collateral on securities loaned	27,454,925
Total liabilities		387,967,483
Net Assets		$9,098,484,816
Net Assets consist of:
Paid in capital		$8,100,982,094
Total distributable earnings (loss)		997,502,722
Net Assets, for 678,209,032 shares outstanding		$9,098,484,816
Net Asset Value, offering price and redemption price per share ($9,098,484,816 ÷ 678,209,032 shares)		$13.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$30,818,228
Interest		4,035
Income from Fidelity Central Funds (including $287,720 from security lending)		2,497,036
Total income		33,319,299
Expenses
Management fee	$16,565,476
Independent trustees' fees and expenses	16,077
Commitment fees	8,448
Total expenses before reductions	16,590,001
Expense reductions	(76,724)
Total expenses after reductions		16,513,277
Net investment income (loss)		16,806,022
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(70,430,020)
Fidelity Central Funds	1,030
Foreign currency transactions	(18,902)
Total net realized gain (loss)		(70,447,892)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $437,550)	1,351,995,865
Assets and liabilities in foreign currencies	3,065
Total change in net unrealized appreciation (depreciation)		1,351,998,930
Net gain (loss)		1,281,551,038
Net increase (decrease) in net assets resulting from operations		$1,298,357,060

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,806,022	$15,932,488
Net realized gain (loss)	(70,447,892)	(166,051,981)
Change in net unrealized appreciation (depreciation)	1,351,998,930	(231,639,929)
Net increase (decrease) in net assets resulting from operations	1,298,357,060	(381,759,422)
Distributions to shareholders	–	(16,756,255)
Share transactions
Proceeds from sales of shares	3,235,194,520	4,821,074,389
Reinvestment of distributions	–	16,756,255
Cost of shares redeemed	(713,153,533)	(896,982,428)
Net increase (decrease) in net assets resulting from share transactions	2,522,040,987	3,940,848,216
Total increase (decrease) in net assets	3,820,398,047	3,542,332,539
Net Assets
Beginning of period	5,278,086,769	1,735,754,230
End of period	$9,098,484,816	$5,278,086,769
Other Information
Shares
Sold	258,472,776	395,688,596
Issued in reinvestment of distributions	–	1,459,604
Redeemed	(56,623,965)	(73,613,786)
Net increase (decrease)	201,848,811	323,534,414

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Contrafund K6

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.08	$11.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.05	.02
Net realized and unrealized gain (loss)	2.31	(.29)	1.36
Total from investment operations	2.34	(.24)	1.38
Distributions from net investment income	–	(.04)	(.02)
Total distributions	–	(.04)	(.02)
Net asset value, end of period	$13.42	$11.08	$11.36
Total ReturnC,D	21.12%	(2.15)%	13.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%G
Expenses net of fee waivers, if any	.45%G	.45%	.45%G
Expenses net of all reductions	.45%G	.45%	.45%G
Net investment income (loss)	.46%G	.39%	.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,098,485	$5,278,087	$1,735,754
Portfolio turnover rateH	40%G,I	54%I	48%G,I

 A For the period May 25, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Contrafund K6 (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,305,392,923
Gross unrealized depreciation	(126,134,284)
Net unrealized appreciation (depreciation)	$1,179,258,639
Tax cost	$7,941,233,008

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(126,704,079)
Long-term	(2,499,662)
Total capital loss carryforward	$(129,203,741)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $850,766 in this Subsidiary, representing .01% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,645,147,397 and $1,368,608,420, respectively.

Unaffiliated Redemptions In-Kind. During the period, 3,831,788 shares of the Fund were redeemed in-kind for investments and cash with a value of $46,517,906. The net realized gain of $11,598,409 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $1,535,882,930 in exchange for 121,098,135 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest, and cash valued at $3,041,775,876 in exchange for 249,933,175 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $36,902 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,448 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $770,538. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $4,068 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $74,934 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1,790.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Actual	.45%	$1,000.00	$1,211.20	$2.47
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Contrafund K6

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Contrafund K6

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month period ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked is also included in the chart and was considered by the Board.

Fidelity Contrafund K6

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

CONK6-SANN-0819
1.9883978.102

Fidelity® Series Opportunistic Insights Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2019

% of fund's net assets
Facebook, Inc. Class A	7.5
Amazon.com, Inc.	6.7
Microsoft Corp.	4.9
Salesforce.com, Inc.	4.9
Berkshire Hathaway, Inc. Class A	4.4
Adobe, Inc.	3.4
MasterCard, Inc. Class A	2.8
Netflix, Inc.	2.7
PayPal Holdings, Inc.	2.7
Bank of America Corp.	2.5
42.5

Top Five Market Sectors as of June 30, 2019

% of fund's net assets
Information Technology	32.7
Communication Services	15.9
Financials	13.9
Consumer Discretionary	12.3
Health Care	11.8

Asset Allocation (% of fund's net assets)

As of June 30, 2019*
Stocks	97.3%
Convertible Securities	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 7.1%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATION SERVICES - 15.9%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc. (a)	65,483	$1,523,135
Entertainment - 3.7%
Activision Blizzard, Inc.	172,040	8,120,288
Live Nation Entertainment, Inc. (a)	49,400	3,272,750
Netflix, Inc. (a)	535,526	196,709,410
Spotify Technology SA (a)	23,100	3,377,682
The Walt Disney Co.	374,400	52,281,216
		263,761,346
Interactive Media & Services - 11.4%
Alphabet, Inc.:
Class A (a)	100,100	108,388,280
Class C (a)	106,143	114,731,030
CarGurus, Inc. Class A (a)	151,275	5,462,540
Facebook, Inc. Class A (a)	2,789,530	538,379,288
Match Group, Inc.	12,900	867,783
Pinterest, Inc.	1,929,486	47,268,548
Twitter, Inc. (a)	135,500	4,728,950
		819,826,419
Media - 0.4%
Charter Communications, Inc. Class A (a)	4,200	1,659,756
Discovery Communications, Inc. Class A (a)	131,500	4,037,050
Liberty Media Corp. Liberty Formula One Group Series C (a)	587,999	21,997,043
		27,693,849
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	329,581	24,435,135

TOTAL COMMUNICATION SERVICES		1,137,239,884

CONSUMER DISCRETIONARY - 12.2%
Automobiles - 0.1%
General Motors Co.	42,700	1,645,231
Mahindra & Mahindra Ltd.	282,150	2,681,755
Toyota Motor Corp.	69,300	4,301,025
		8,628,011
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	36,400	26,676,832
Darden Restaurants, Inc.	3,800	462,574
Evolution Gaming Group AB (b)	75,300	1,490,407
Hilton Worldwide Holdings, Inc.	73,400	7,174,116
Marriott International, Inc. Class A	102,866	14,431,071
McDonald's Corp.	358,100	74,363,046
Royal Caribbean Cruises Ltd.	5,300	642,413
Starbucks Corp.	71,800	6,018,994
		131,259,453
Household Durables - 0.2%
Blu Homes, Inc. (a)(c)(d)	21,093,998	36,484
Mohawk Industries, Inc. (a)	68,300	10,072,201
		10,108,685
Internet & Direct Marketing Retail - 6.9%
Amazon.com, Inc. (a)	255,061	482,991,161
eBay, Inc.	180,396	7,125,642
Etsy, Inc. (a)	11,000	675,070
MercadoLibre, Inc. (a)	8,300	5,077,691
Wayfair LLC Class A (a)	2,100	306,600
		496,176,164
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	94,000	10,094,660
Ollie's Bargain Outlet Holdings, Inc. (a)	242,919	21,160,674
		31,255,334
Specialty Retail - 1.4%
AutoZone, Inc. (a)	2,400	2,638,728
John David Group PLC	313,430	2,334,109
O'Reilly Automotive, Inc. (a)	36,500	13,480,180
Ross Stores, Inc.	56,800	5,630,016
The Home Depot, Inc.	204,900	42,613,053
TJX Companies, Inc.	453,480	23,980,022
Ulta Beauty, Inc. (a)	31,500	10,927,035
		101,603,143
Textiles, Apparel & Luxury Goods - 1.4%
adidas AG	141,626	43,723,154
Deckers Outdoor Corp. (a)	24,600	4,328,862
Gildan Activewear, Inc.	128,300	4,965,251
Hermes International SCA	2,067	1,490,615
lululemon athletica, Inc. (a)	24,000	4,325,040
LVMH Moet Hennessy Louis Vuitton SE	7,200	3,060,904
NIKE, Inc. Class B	219,200	18,401,840
VF Corp.	195,126	17,044,256
		97,339,922

TOTAL CONSUMER DISCRETIONARY		876,370,712

CONSUMER STAPLES - 4.2%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)	2,300	868,848
Diageo PLC	147,504	6,348,614
Keurig Dr. Pepper, Inc.	600,600	17,357,340
Monster Beverage Corp. (a)	82,400	5,259,592
PepsiCo, Inc.	141,900	18,607,347
The Coca-Cola Co.	491,332	25,018,625
		73,460,366
Food & Staples Retailing - 1.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	64,300	4,046,400
Costco Wholesale Corp.	245,758	64,944,009
Walmart, Inc.	68,000	7,513,320
		76,503,729
Food Products - 0.2%
Mondelez International, Inc.	191,000	10,294,900
The Simply Good Foods Co. (a)	179,600	4,324,768
		14,619,668
Household Products - 0.2%
Colgate-Palmolive Co.	55,700	3,992,019
Procter & Gamble Co.	95,600	10,482,540
		14,474,559
Personal Products - 1.7%
Estee Lauder Companies, Inc. Class A	532,652	97,533,908
Kao Corp.	60,900	4,637,472
L'Oreal SA (a)	12,800	3,645,997
L'Oreal SA	5,500	1,566,640
Shiseido Co. Ltd.	117,700	8,865,573
Unilever NV (Certificaten Van Aandelen) (Bearer)	71,400	4,338,134
		120,587,724

TOTAL CONSUMER STAPLES		299,646,046

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Birchcliff Energy Ltd.	1,263,000	2,507,579
BP PLC	8,771	61,106
Canadian Natural Resources Ltd.	294,800	7,948,828
Centennial Resource Development, Inc. Class A (a)(e)	1,407,850	10,685,582
Cheniere Energy, Inc. (a)	16,299	1,115,667
Continental Resources, Inc. (a)	96,249	4,051,120
EOG Resources, Inc.	81,239	7,568,225
Hess Corp.	420,500	26,731,185
Magnolia Oil & Gas Corp. Class A (a)	407,000	4,713,060
Reliance Industries Ltd.	1,935,225	35,170,855
Tamarack Valley Energy Ltd. (a)	1,263,300	2,016,186
		102,569,393
FINANCIALS - 13.8%
Banks - 6.3%
Bank of America Corp.	6,283,146	182,211,234
BOK Financial Corp.	10,600	800,088
Citigroup, Inc.	1,024,703	71,759,951
HDFC Bank Ltd. sponsored ADR	343,645	44,687,596
JPMorgan Chase & Co.	1,211,310	135,424,458
Kotak Mahindra Bank Ltd.	884,087	18,939,593
		453,822,920
Capital Markets - 1.1%
Bank of New York Mellon Corp.	522,283	23,058,794
Brookfield Asset Management, Inc. Class A	126,900	6,071,005
Charles Schwab Corp.	163,819	6,583,886
CME Group, Inc.	100,500	19,508,055
Morgan Stanley	251,010	10,996,748
Oaktree Capital Group LLC Class A	202,198	10,016,889
		76,235,377
Consumer Finance - 1.1%
American Express Co.	660,102	81,482,991
Diversified Financial Services - 4.5%
Berkshire Hathaway, Inc. Class A (a)	980	311,983,000
Clarivate Analytics PLC (a)(e)	468,100	7,199,378
		319,182,378
Insurance - 0.8%
Admiral Group PLC	352,703	9,889,967
AFLAC, Inc.	42,700	2,340,387
Allstate Corp.	7,300	742,337
American International Group, Inc.	360,700	19,218,096
Chubb Ltd.	20,700	3,048,903
Fairfax Financial Holdings Ltd. (sub. vtg.)	12,000	5,889,901
Hiscox Ltd.	105,835	2,274,135
Marsh & McLennan Companies, Inc.	7,400	738,150
Progressive Corp.	149,300	11,933,549
The Travelers Companies, Inc.	4,700	702,744
		56,778,169

TOTAL FINANCIALS		987,501,835

HEALTH CARE - 11.7%
Biotechnology - 2.0%
23andMe, Inc. (a)(c)(d)	9,536	123,777
AbbVie, Inc.	26,400	1,919,808
Acceleron Pharma, Inc. (a)	25,890	1,063,561
Alexion Pharmaceuticals, Inc. (a)	89,296	11,695,990
Allogene Therapeutics, Inc. (e)	57,290	1,538,237
Arena Pharmaceuticals, Inc. (a)	3,900	228,657
Array BioPharma, Inc. (a)	45,240	2,095,969
Ascendis Pharma A/S sponsored ADR (a)	12,000	1,381,800
bluebird bio, Inc. (a)	19,500	2,480,400
Bridgebio Pharma, Inc.	68,200	1,839,354
Exact Sciences Corp. (a)	37,005	4,368,070
FibroGen, Inc. (a)	47,732	2,156,532
Galapagos Genomics NV sponsored ADR (a)	7,600	979,868
Gossamer Bio, Inc.	33,900	751,902
Mirati Therapeutics, Inc. (a)	21,300	2,193,900
Morphosys AG (a)	4,327	415,514
Neurocrine Biosciences, Inc. (a)	68,416	5,776,363
Regeneron Pharmaceuticals, Inc. (a)	49,504	15,494,752
Sage Therapeutics, Inc. (a)	18,200	3,332,238
Vertex Pharmaceuticals, Inc. (a)	439,931	80,674,547
		140,511,239
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	370,300	31,142,230
Alcon, Inc. (a)	106,740	6,623,217
Baxter International, Inc.	675,300	55,307,070
Boston Scientific Corp. (a)	86,600	3,722,068
Danaher Corp.	398,234	56,915,603
DexCom, Inc. (a)	125,603	18,820,354
Edwards Lifesciences Corp. (a)	214,029	39,539,717
Hoya Corp.	11,700	895,718
Intuitive Surgical, Inc. (a)	49,654	26,046,006
Masimo Corp. (a)	200	29,764
ResMed, Inc.	29,390	3,586,462
Sonova Holding AG Class B	21,800	4,953,124
Stryker Corp.	55,700	11,450,806
		259,032,139
Health Care Providers & Services - 2.1%
Anthem, Inc.	66,600	18,795,186
HealthEquity, Inc. (a)	35,011	2,289,719
National Vision Holdings, Inc. (a)	201,600	6,195,168
UnitedHealth Group, Inc.	519,800	126,836,398
		154,116,471
Health Care Technology - 0.5%
Cerner Corp.	73,631	5,397,152
Veeva Systems, Inc. Class A (a)	204,214	33,105,132
		38,502,284
Life Sciences Tools & Services - 1.6%
IQVIA Holdings, Inc. (a)	117,490	18,904,141
Mettler-Toledo International, Inc. (a)	71,766	60,283,440
PRA Health Sciences, Inc. (a)	18,852	1,869,176
Thermo Fisher Scientific, Inc.	119,400	35,065,392
		116,122,149
Pharmaceuticals - 1.9%
AstraZeneca PLC:
(United Kingdom)	35,949	2,938,892
sponsored ADR	632,500	26,109,600
Eli Lilly & Co.	259,200	28,716,768
Hansoh Pharmaceutical Group Co. Ltd. (b)	596,000	1,575,509
Idorsia Ltd. (a)	122,590	2,800,407
Merck & Co., Inc.	260,700	21,859,695
Novartis AG sponsored ADR	212,300	19,385,113
Roche Holding AG (participation certificate)	23,094	6,493,753
Turning Point Therapeutics, Inc.	36,000	1,465,200
Zoetis, Inc. Class A	195,215	22,154,950
		133,499,887

TOTAL HEALTH CARE		841,784,169

INDUSTRIALS - 3.8%
Aerospace & Defense - 0.5%
Harris Corp.	37,800	7,149,114
L3 Technologies, Inc.	5,002	1,226,340
Lockheed Martin Corp.	12,700	4,616,958
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	18,191	3,710,964
Class C (a)(c)(d)	783	159,732
The Boeing Co.	30,500	11,102,305
TransDigm Group, Inc. (a)	17,837	8,629,541
		36,594,954
Building Products - 0.1%
Toto Ltd.	180,800	7,135,408
Commercial Services & Supplies - 0.4%
Aggreko PLC	1,486	14,908
Cintas Corp.	84,342	20,013,513
Clean TeQ Holdings Ltd. (a)	42,400	11,311
TulCo LLC (a)(c)(d)(f)	7,549	4,138,163
Waste Connection, Inc. (United States)	20,500	1,959,390
Waste Management, Inc.	15,400	1,776,698
		27,913,983
Electrical Equipment - 0.9%
AMETEK, Inc.	66,907	6,077,832
Fortive Corp.	682,793	55,661,285
		61,739,117
Industrial Conglomerates - 0.4%
General Electric Co.	2,880,514	30,245,397
Machinery - 0.2%
Gardner Denver Holdings, Inc. (a)	61,100	2,114,060
IDEX Corp.	22,910	3,943,727
Ingersoll-Rand PLC	37,700	4,775,459
		10,833,246
Professional Services - 0.2%
CoStar Group, Inc. (a)	11,189	6,199,377
Experian PLC	118,500	3,587,660
FTI Consulting, Inc. (a)	89,327	7,489,176
		17,276,213
Road & Rail - 1.1%
CSX Corp.	330,900	25,601,733
Lyft, Inc.	171,192	10,686,575
Norfolk Southern Corp.	34,400	6,856,952
Uber Technologies, Inc.	125,201	5,226,140
Union Pacific Corp.	196,600	33,247,026
		81,618,426

TOTAL INDUSTRIALS		273,356,744

INFORMATION TECHNOLOGY - 31.6%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	28,298	7,346,727
Cisco Systems, Inc.	167,900	9,189,167
Motorola Solutions, Inc.	68,808	11,472,358
Telefonaktiebolaget LM Ericsson (B Shares)	537,800	5,104,651
		33,112,903
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A	1,454,416	139,536,671
CDW Corp.	7,000	777,000
Dell Technologies, Inc. (a)	48,100	2,443,480
Keysight Technologies, Inc. (a)	63,000	5,658,030
Zebra Technologies Corp. Class A (a)	91,405	19,148,433
		167,563,614
IT Services - 9.7%
Accenture PLC Class A	63,357	11,706,473
Adyen BV (b)	11,044	8,521,949
ASAC II LP (a)(c)(d)	2,013,117	338,204
Elastic NV	42,200	3,150,652
Endava PLC ADR (a)	6,500	261,560
EPAM Systems, Inc. (a)	37,455	6,483,461
Euronet Worldwide, Inc. (a)	3,600	605,664
Global Payments, Inc.	169,446	27,133,388
MasterCard, Inc. Class A	766,920	202,873,348
MongoDB, Inc. Class A (a)	116,000	17,642,440
Netcompany Group A/S (b)	29,200	1,176,158
Okta, Inc. (a)	203,892	25,182,701
PagSeguro Digital Ltd. (a)(e)	20,100	783,297
PayPal Holdings, Inc. (a)	1,712,563	196,019,961
Shopify, Inc. Class A (a)	64,300	19,325,107
Square, Inc. (a)	47,700	3,459,681
Twilio, Inc. Class A (a)	43,000	5,863,050
Visa, Inc. Class A	946,100	164,195,655
Wix.com Ltd. (a)	24,000	3,410,400
		698,133,149
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. (a)	462,000	14,030,940
Analog Devices, Inc.	113,500	12,810,745
Marvell Technology Group Ltd.	105,300	2,513,511
Microchip Technology, Inc. (e)	78,275	6,786,443
NVIDIA Corp.	229,904	37,757,134
NXP Semiconductors NV	69,300	6,764,373
Qualcomm, Inc.	242,000	18,408,940
Xilinx, Inc.	252,400	29,763,008
		128,835,094
Software - 17.3%
Adobe, Inc. (a)	829,049	244,279,288
Alteryx, Inc. Class A (a)	12,000	1,309,440
Atlassian Corp. PLC (a)	239,270	31,306,087
Autodesk, Inc. (a)	21,600	3,518,640
Black Knight, Inc. (a)	7,800	469,170
Cadence Design Systems, Inc. (a)	17,700	1,253,337
Coupa Software, Inc. (a)	88,487	11,203,339
CyberArk Software Ltd. (a)	6,900	882,096
Dropbox, Inc. Class A (a)	342,008	8,567,300
Intuit, Inc.	210,004	54,880,345
Microsoft Corp.	2,639,800	353,627,608
Pagerduty, Inc. (e)	11,600	545,780
Paycom Software, Inc. (a)	82,007	18,592,627
RingCentral, Inc. (a)	177,649	20,415,423
Salesforce.com, Inc. (a)	2,328,914	353,366,121
ServiceNow, Inc. (a)	13,500	3,706,695
Slack Technologies, Inc. Class A (a)(e)	18,600	697,500
SS&C Technologies Holdings, Inc.	83,026	4,783,128
SurveyMonkey	316,636	5,227,660
Tableau Software, Inc. (a)	141,068	23,420,109
Tanium, Inc. Class B (a)(c)(d)	188,500	1,858,610
Workday, Inc. Class A (a)	474,570	97,562,101
		1,241,472,404

TOTAL INFORMATION TECHNOLOGY		2,269,117,164

MATERIALS - 1.7%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	20,700	4,685,859
Sherwin-Williams Co.	55,345	25,364,060
Westlake Chemical Corp.	114,122	7,926,914
		37,976,833
Metals & Mining - 1.2%
B2Gold Corp. (a)	1,583,686	4,813,157
Barrick Gold Corp. (Canada)	1,405,152	22,178,987
Franco-Nevada Corp.	281,100	23,858,780
Ivanhoe Mines Ltd. (a)	3,166,022	10,057,387
Kirkland Lake Gold Ltd.	387,662	16,701,837
Newcrest Mining Ltd.	161,374	3,619,699
Novagold Resources, Inc. (a)	444,593	2,617,550
		83,847,397

TOTAL MATERIALS		121,824,230

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	157,900	32,282,655
AvalonBay Communities, Inc.	18,400	3,738,512
Equity Residential (SBI)	108,000	8,199,360
Essex Property Trust, Inc.	13,000	3,795,090
		48,015,617
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(c)(d)	3,404	183,816

TOTAL REAL ESTATE		48,199,433

UTILITIES - 0.3%
Electric Utilities - 0.3%
NextEra Energy, Inc.	100,900	20,670,374
TOTAL COMMON STOCKS
(Cost $3,520,811,018)		6,978,279,984

Convertible Preferred Stocks - 1.8%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	139,573	178,653
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(c)(d)	35,238	3,727,828
Series E (a)(c)(d)	16,112	1,704,488
		5,432,316
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(c)(d)	9,254	3,867,247
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(c)(d)	2,704,468	8,627,253
HEALTH CARE - 0.1%
Biotechnology - 0.0%
23andMe, Inc.:
Series E (a)(c)(d)	46,180	599,416
Series F (a)(c)(d)	200,299	2,599,881
		3,199,297
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	480,971	3,436,913

TOTAL HEALTH CARE		6,636,210

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	36,460	7,437,840
Series H (a)(c)(d)	7,256	1,480,224
		8,918,064
INFORMATION TECHNOLOGY - 1.1%
Software - 1.1%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	280,255	5,173,507
Delphix Corp. Series D (a)(c)(d)	232,855	1,955,982
Magic Leap, Inc.:
Series B, 8.00% (a)(c)(d)	1,907,399	57,088,452
Series C (a)(c)(d)	17,554	525,391
Series D (a)(c)(d)	469,823	14,061,802
		78,805,134
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc.:
Series E (a)(c)(d)	347,358	18,757,332
Series F (a)(c)(d)	16,235	876,690
		19,634,022
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $76,102,880)		132,098,899

Money Market Funds - 4.0%
Fidelity Cash Central Fund 2.42% (g)	268,910,379	268,964,161
Fidelity Securities Lending Cash Central Fund 2.42% (g)(h)	18,086,954	18,088,763
TOTAL MONEY MARKET FUNDS
(Cost $287,050,035)		287,052,924
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $3,883,963,933)		7,397,431,807
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(222,632,767)
NET ASSETS - 100%		$7,174,799,040

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,764,023 or 0.2% of net assets.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $142,648,651 or 2.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$160,205
23andMe, Inc. Series E	6/18/15	$500,004
23andMe, Inc. Series F	8/31/17	$2,780,992
Airbnb, Inc. Series D	4/16/14	$1,434,646
Airbnb, Inc. Series E	6/29/15	$1,499,937
Altiostar Networks, Inc. Series A1	1/10/17	$642,036
ASAC II LP	10/10/13	$155,030
Blu Homes, Inc.	6/10/13 - 12/30/14	$7,036,662
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 6/24/15	$1,746,208
Delphix Corp. Series D	7/10/15	$2,095,695
Magic Leap, Inc. Series B, 8.00%	10/17/14	$22,049,532
Magic Leap, Inc. Series C	12/23/15	$404,321
Magic Leap, Inc. Series D	10/6/17	$12,685,221
Mulberry Health, Inc. Series A8	1/20/16	$3,248,839
Oportun Finance Corp. Series H	2/6/15	$7,700,431
Roofoods Ltd. Series F	9/12/17	$3,271,942
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$1,883,269
Space Exploration Technologies Corp. Class C	9/11/17	$105,705
Space Exploration Technologies Corp. Series G	1/20/15	$2,824,191
Space Exploration Technologies Corp. Series H	8/4/17	$979,560
Tanium, Inc. Class B	4/21/17	$935,771
TulCo LLC	8/24/17 - 12/14/17	$2,645,550
WeWork Companies, Inc. Class A	6/23/15	$111,956
WeWork Companies, Inc. Series E	6/23/15	$11,424,455
WeWork Companies, Inc. Series F	12/1/16	$814,871

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,117,283
Fidelity Securities Lending Cash Central Fund	240,177
Total	$2,357,460

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,137,418,537	$1,089,971,336	$47,268,548	$178,653
Consumer Discretionary	881,803,028	868,972,299	7,361,929	5,468,800
Consumer Staples	303,513,293	288,959,298	10,686,748	3,867,247
Energy	102,569,393	102,508,287	61,106	--
Financials	996,129,088	987,501,835	--	8,627,253
Health Care	848,420,379	832,227,747	9,432,645	6,759,987
Industrials	282,274,808	249,435,170	15,912,715	16,926,923
Information Technology	2,347,922,298	2,261,815,699	5,104,651	81,001,948
Materials	121,824,230	121,824,230	--	--
Real Estate	67,833,455	48,015,617	--	19,817,838
Utilities	20,670,374	20,670,374	--	--
Money Market Funds	287,052,924	287,052,924	--	--
Total Investments in Securities:	$7,397,431,807	$7,158,954,816	$95,828,342	$142,648,649

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$68,127,361
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	22,237,815
Cost of Purchases	--
Proceeds of Sales	(9,363,228)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$81,001,948
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2019	$27,087,250
Other Investments in Securities
Beginning Balance	$91,099,785
Net Realized Gain (Loss) on Investment Securities	742,897
Net Unrealized Gain (Loss) on Investment Securities	(8,497,398)
Cost of Purchases	28,850
Proceeds of Sales	(21,727,433)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$61,646,701
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2019	$(3,665,677)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,975,232) — See accompanying schedule: Unaffiliated issuers (cost $3,596,913,898)	$7,110,378,883
Fidelity Central Funds (cost $287,050,035)	287,052,924
Total Investment in Securities (cost $3,883,963,933)		$7,397,431,807
Cash		148,112
Receivable for investments sold
Regular delivery		7,536,917
Delayed delivery		3,575
Receivable for fund shares sold		116,218
Dividends receivable		2,075,298
Distributions receivable from Fidelity Central Funds		513,495
Total assets		7,407,825,422
Liabilities
Payable for investments purchased	$13,697,285
Payable for fund shares redeemed	200,579,543
Other payables and accrued expenses	664,305
Collateral on securities loaned	18,085,249
Total liabilities		233,026,382
Net Assets		$7,174,799,040
Net Assets consist of:
Paid in capital		$3,325,389,865
Total distributable earnings (loss)		3,849,409,175
Net Assets, for 387,710,742 shares outstanding		$7,174,799,040
Net Asset Value, offering price and redemption price per share ($7,174,799,040 ÷ 387,710,742 shares)		$18.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$29,110,078
Interest		6,512
Income from Fidelity Central Funds (including $240,177 from security lending)		2,357,460
Total income		31,474,050
Expenses
Custodian fees and expenses	$78,503
Independent trustees' fees and expenses	17,051
Commitment fees	10,043
Total expenses before reductions	105,597
Expense reductions	(2,553)
Total expenses after reductions		103,044
Net investment income (loss)		31,371,006
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	319,501,843
Fidelity Central Funds	(144)
Foreign currency transactions	1,248
Total net realized gain (loss)		319,502,947
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $602,701)	1,079,171,442
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	2,219
Total change in net unrealized appreciation (depreciation)		1,079,173,662
Net gain (loss)		1,398,676,609
Net increase (decrease) in net assets resulting from operations		$1,430,047,615

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,371,006	$53,444,231
Net realized gain (loss)	319,502,947	550,014,746
Change in net unrealized appreciation (depreciation)	1,079,173,662	(798,571,625)
Net increase (decrease) in net assets resulting from operations	1,430,047,615	(195,112,648)
Distributions to shareholders	(35,541,435)	(711,874,214)
Share transactions
Proceeds from sales of shares	258,810,379	445,429,036
Net asset value of shares issued in exchange for the net assets of Fidelity Advisor Series Opportunistic Insights Fund	–	950,529,936
Reinvestment of distributions	35,541,435	711,874,214
Cost of shares redeemed	(933,290,899)	(1,098,802,568)
Net increase (decrease) in net assets resulting from share transactions	(638,939,085)	1,009,030,618
Total increase (decrease) in net assets	755,567,095	102,043,756
Net Assets
Beginning of period	6,419,231,945	6,317,188,189
End of period	$7,174,799,040	$6,419,231,945
Other Information
Shares
Sold	15,030,011	24,530,405
Issued in exchange for the shares of Fidelity Advisor Series Opportunistic Insights Fund	–	48,177,012
Issued in reinvestment of distributions	2,088,216	44,695,191
Redeemed	(52,329,295)	(59,234,656)
Net increase (decrease)	(35,211,068)	58,167,952

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Opportunistic Insights Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.18	$17.32	$14.69	$14.89	$14.89	$13.98
Income from Investment Operations
Net investment income (loss)A	.08	.15	.09	–B	–B	(.01)
Net realized and unrealized gain (loss)	3.33	(.42)	4.75	.19	1.04	1.48
Total from investment operations	3.41	(.27)	4.84	.19	1.04	1.47
Distributions from net investment income	–	(.13)	(.10)	–B	–B	–
Distributions from net realized gain	(.08)	(1.75)	(2.10)	(.38)	(1.04)	(.56)
Total distributions	(.08)	(1.87)C	(2.21)D	(.39)E	(1.04)	(.56)
Net asset value, end of period	$18.51	$15.18	$17.32	$14.69	$14.89	$14.89
Total ReturnF,G	22.54%	(1.87)%	32.96%	1.33%	7.10%	10.47%
Ratios to Average Net AssetsH,I
Expenses before reductions	- %J,K	- %K	.27%	.83%	.90%	.84%
Expenses net of fee waivers, if any	- %J,K	- %K	.27%	.83%	.90%	.84%
Expenses net of all reductions	- %J,K	- %K	.27%	.82%	.90%	.84%
Net investment income (loss)	.87%J	.80%	.50%	.03%	.02%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,174,799	$6,419,232	$6,317,188	$2,240,033	$2,329,415	$2,596,300
Portfolio turnover rateL	33%J	32%M	37%	40%	35%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $1.87 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $1.746 per share.

 D Total distributions of $2.21 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $2.103 per share.

 E Total distributions of $.39 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.383 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$142,648,649	Market comparable	Enterprise value/Sales multiple (EV/S)	3.6 – 14.6 / 7.5	Increase
			Discount rate	10.0% - 15.6% / 13.4%	Decrease
			Premium Rate	52.9% - 69.9% / 69.1%	Increase
			Discount for lack of marketability	25.0%	Decrease
			Price/Earnings multiple (P/E)	7.9%	Increase
		Recovery value	Recovery value	0.2%	Increase
		Market approach	Transaction price	$0.00 - $548.17 / $171.43	Increase
			Conversion ratio	1.6	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,564,955,423
Gross unrealized depreciation	(61,167,402)
Net unrealized appreciation (depreciation)	$3,503,788,021
Tax cost	$3,893,643,786

The Fund elected to defer to its next fiscal year approximately $366,521 of ordinary losses recognized during the period November 1, 2018 to December 31, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $4,138,163 in this Subsidiary, representing .06% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,139,973,733 and $1,554,369,909, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $29,651 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,043 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $1,710,030. Total fees paid by the Fund to NFS, as lending agent, amounted to $681. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $709 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,553.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Prior Fiscal Year Merger Information.

On September 21, 2018, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Series Opportunistic Insights Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of the Target Fund at its net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $950,529,936, including securities of $952,974,757 and unrealized appreciation of $472,604,632, was combined with the Fund's net assets of $6,749,766,909 for total net assets after the acquisition of $7,700,296,845.

Pro forma results of operations of the combined entity for the entire period ended December 31, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$58,636,464
Total net realized gain (loss)	616,028,215
Total change in net unrealized appreciation (depreciation)	(706,891,222)
Net increase (decrease) in net assets resulting from operations	$(32,226,543)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since September 21, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Actual	- %-C	$1,000.00	$1,225.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Opportunistic Insights Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with certain exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through February 28, 2021.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

O1T-SANN-0819
1.951055.106

Fidelity Flex℠ Funds Fidelity Flex℠ Opportunistic Insights Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2019

% of fund's net assets
Facebook, Inc. Class A	7.4
Amazon.com, Inc.	6.7
Berkshire Hathaway, Inc. Class A	5.5
Salesforce.com, Inc.	4.7
Microsoft Corp.	4.7
Adobe, Inc.	3.4
MasterCard, Inc. Class A	2.8
PayPal Holdings, Inc.	2.8
Netflix, Inc.	2.7
Bank of America Corp.	2.5
43.2

Top Five Market Sectors as of June 30, 2019

% of fund's net assets
Information Technology	31.1
Communication Services	15.6
Financials	14.9
Consumer Discretionary	11.9
Health Care	11.9

Asset Allocation (% of fund's net assets)

As of June 30, 2019*
Stocks	97.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.5%

 * Foreign investments - 7.1%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATION SERVICES - 15.6%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc. (a)	400	$9,304
Entertainment - 3.6%
Activision Blizzard, Inc.	549	25,913
Live Nation Entertainment, Inc. (a)	69	4,571
Netflix, Inc. (a)	1,303	478,618
Spotify Technology SA (a)	50	7,311
The Walt Disney Co.	886	123,721
		640,134
Interactive Media & Services - 11.3%
Alphabet, Inc.:
Class A (a)	296	320,509
Class C (a)	304	328,597
CarGurus, Inc. Class A (a)	352	12,711
Facebook, Inc. Class A (a)	6,787	1,309,888
Twitter, Inc. (a)	269	9,388
		1,981,093
Media - 0.4%
Charter Communications, Inc. Class A (a)	10	3,952
Discovery Communications, Inc. Class A (a)	225	6,908
Liberty Media Corp. Liberty Formula One Group Series C (a)	1,422	53,197
		64,057
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	760	56,346

TOTAL COMMUNICATION SERVICES		2,750,934

CONSUMER DISCRETIONARY - 11.9%
Automobiles - 0.2%
General Motors Co.	284	10,943
Mahindra & Mahindra Ltd.	897	8,526
Toyota Motor Corp.	200	12,413
		31,882
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	86	63,028
Darden Restaurants, Inc.	110	13,390
Evolution Gaming Group AB (b)	200	3,959
Hilton Worldwide Holdings, Inc.	108	10,556
Marriott International, Inc. Class A	200	28,058
McDonald's Corp.	871	180,872
Royal Caribbean Cruises Ltd.	27	3,273
Starbucks Corp.	166	13,916
		317,052
Household Durables - 0.1%
Mohawk Industries, Inc. (a)	154	22,710
Internet & Direct Marketing Retail - 6.8%
Amazon.com, Inc. (a)	621	1,175,944
eBay, Inc.	349	13,786
MercadoLibre, Inc. (a)	20	12,235
		1,201,965
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	163	17,505
Ollie's Bargain Outlet Holdings, Inc. (a)	370	32,231
		49,736
Specialty Retail - 1.4%
AutoZone, Inc. (a)	4	4,398
John David Group PLC	1,000	7,447
O'Reilly Automotive, Inc. (a)	84	31,023
Ross Stores, Inc.	221	21,906
The Home Depot, Inc.	488	101,489
TJX Companies, Inc.	1,065	56,317
Ulta Beauty, Inc. (a)	63	21,854
		244,434
Textiles, Apparel & Luxury Goods - 1.3%
adidas AG	335	103,422
Deckers Outdoor Corp. (a)	60	10,558
Gildan Activewear, Inc.	253	9,791
Hermes International SCA	5	3,606
lululemon athletica, Inc. (a)	100	18,021
LVMH Moet Hennessy Louis Vuitton SE	9	3,826
NIKE, Inc. Class B	486	40,800
VF Corp.	475	41,491
		231,515

TOTAL CONSUMER DISCRETIONARY		2,099,294

CONSUMER STAPLES - 4.0%
Beverages - 1.0%
Diageo PLC	302	12,998
Keurig Dr. Pepper, Inc.	1,855	53,610
Monster Beverage Corp. (a)	137	8,745
PepsiCo, Inc.	306	40,126
The Coca-Cola Co.	1,161	59,118
		174,597
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	112	7,048
Costco Wholesale Corp.	598	158,027
Walmart, Inc.	149	16,463
		181,538
Food Products - 0.2%
Mondelez International, Inc.	465	25,064
The Simply Good Foods Co. (a)	418	10,065
		35,129
Household Products - 0.2%
Colgate-Palmolive Co.	100	7,167
Procter & Gamble Co.	304	33,334
		40,501
Personal Products - 1.6%
Estee Lauder Companies, Inc. Class A	1,296	237,311
Kao Corp.	100	7,615
Shiseido Co. Ltd.	300	22,597
Unilever NV (Certificaten Van Aandelen) (Bearer)	100	6,076
		273,599

TOTAL CONSUMER STAPLES		705,364

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Birchcliff Energy Ltd.	5,087	10,100
BP PLC	23	160
Canadian Natural Resources Ltd.	650	17,526
Centennial Resource Development, Inc. Class A (a)	3,277	24,872
Cheniere Energy, Inc. (a)	100	6,845
Continental Resources, Inc. (a)	414	17,425
EOG Resources, Inc.	188	17,514
Hess Corp.	1,071	68,083
Magnolia Oil & Gas Corp. Class A (a)	1,300	15,054
Reliance Industries Ltd.	4,670	84,873
Tamarack Valley Energy Ltd. (a)	3,734	5,959
		268,411
FINANCIALS - 14.9%
Banks - 6.3%
Bank of America Corp.	15,249	442,221
BOK Financial Corp.	100	7,548
Citigroup, Inc.	2,493	174,585
HDFC Bank Ltd. sponsored ADR	836	108,713
JPMorgan Chase & Co.	2,947	329,475
Kotak Mahindra Bank Ltd.	2,185	46,809
		1,109,351
Capital Markets - 1.2%
Bank of New York Mellon Corp.	1,325	58,499
Brookfield Asset Management, Inc. Class A	223	10,669
Charles Schwab Corp.	1,082	43,486
CME Group, Inc.	235	45,616
Morgan Stanley	632	27,688
Oaktree Capital Group LLC Class A	506	25,067
		211,025
Consumer Finance - 1.1%
American Express Co.	1,592	196,516
Diversified Financial Services - 5.6%
Berkshire Hathaway, Inc. Class A (a)	3	955,050
Clarivate Analytics PLC (a)	1,200	18,456
		973,506
Insurance - 0.7%
Admiral Group PLC	882	24,732
AFLAC, Inc.	69	3,782
American International Group, Inc.	779	41,505
Chubb Ltd.	25	3,682
Fairfax Financial Holdings Ltd. (sub. vtg.)	31	15,216
Hiscox Ltd.	304	6,532
Progressive Corp.	363	29,015
		124,464

TOTAL FINANCIALS		2,614,862

HEALTH CARE - 11.9%
Biotechnology - 2.0%
23andMe, Inc. (a)(c)(d)	35	454
AbbVie, Inc.	100	7,272
Alexion Pharmaceuticals, Inc. (a)	200	26,196
Allogene Therapeutics, Inc.	100	2,685
Array BioPharma, Inc. (a)	200	9,266
Bridgebio Pharma, Inc.	200	5,394
Exact Sciences Corp. (a)	84	9,915
FibroGen, Inc. (a)	124	5,602
Mirati Therapeutics, Inc. (a)	100	10,300
Neurocrine Biosciences, Inc. (a)	224	18,912
Regeneron Pharmaceuticals, Inc. (a)	121	37,873
Sage Therapeutics, Inc. (a)	91	16,661
Vertex Pharmaceuticals, Inc. (a)	1,070	196,217
		346,747
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	859	72,242
Alcon, Inc. (a)	73	4,530
Baxter International, Inc.	1,643	134,562
Boston Scientific Corp. (a)	200	8,596
Danaher Corp.	969	138,489
DexCom, Inc. (a)	291	43,603
Edwards Lifesciences Corp. (a)	521	96,250
Intuitive Surgical, Inc. (a)	163	85,502
ResMed, Inc.	68	8,298
Sonova Holding AG Class B	38	8,634
Stryker Corp.	94	19,325
		620,031
Health Care Providers & Services - 2.3%
Anthem, Inc.	226	63,779
HealthEquity, Inc. (a)	67	4,382
National Vision Holdings, Inc. (a)	469	14,412
UnitedHealth Group, Inc.	1,320	322,093
		404,666
Health Care Technology - 0.5%
Cerner Corp.	147	10,775
Veeva Systems, Inc. Class A (a)	497	80,569
		91,344
Life Sciences Tools & Services - 1.7%
IQVIA Holdings, Inc. (a)	260	41,834
Mettler-Toledo International, Inc. (a)	175	147,000
PRA Health Sciences, Inc. (a)	185	18,343
Thermo Fisher Scientific, Inc.	284	83,405
		290,582
Pharmaceuticals - 1.9%
AstraZeneca PLC:
(United Kingdom)	100	8,175
sponsored ADR	1,459	60,228
Eli Lilly & Co.	658	72,900
Hansoh Pharmaceutical Group Co. Ltd. (b)	2,000	5,287
Idorsia Ltd. (a)	630	14,392
Merck & Co., Inc.	592	49,639
Novartis AG sponsored ADR	497	45,381
Roche Holding AG (participation certificate)	71	19,964
Turning Point Therapeutics, Inc.	100	4,070
Zoetis, Inc. Class A	475	53,908
		333,944

TOTAL HEALTH CARE		2,087,314

INDUSTRIALS - 3.8%
Aerospace & Defense - 0.7%
Harris Corp.	70	13,239
Lockheed Martin Corp.	26	9,452
The Boeing Co.	211	76,806
TransDigm Group, Inc. (a)	38	18,384
		117,881
Building Products - 0.1%
Toto Ltd.	503	19,851
Commercial Services & Supplies - 0.3%
Aggreko PLC	4	40
Cintas Corp.	205	48,644
Clean TeQ Holdings Ltd. (a)	8,100	2,161
Waste Connection, Inc. (United States)	47	4,492
Waste Management, Inc.	42	4,846
		60,183
Electrical Equipment - 0.8%
AMETEK, Inc.	179	16,260
Fortive Corp.	1,639	133,611
		149,871
Industrial Conglomerates - 0.4%
General Electric Co.	7,138	74,949
Machinery - 0.1%
Gardner Denver Holdings, Inc. (a)	141	4,879
Ingersoll-Rand PLC	87	11,020
		15,899
Professional Services - 0.3%
CoStar Group, Inc. (a)	27	14,960
Experian PLC	500	15,138
FTI Consulting, Inc. (a)	216	18,109
		48,207
Road & Rail - 1.1%
CSX Corp.	805	62,283
Lyft, Inc.	485	30,276
Norfolk Southern Corp.	79	15,747
Union Pacific Corp.	468	79,143
		187,449

TOTAL INDUSTRIALS		674,290

INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	115	29,856
Cisco Systems, Inc.	313	17,130
Motorola Solutions, Inc.	157	26,177
Telefonaktiebolaget LM Ericsson (B Shares)	1,600	15,187
		88,350
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A	3,520	337,709
Dell Technologies, Inc. (a)	61	3,099
Keysight Technologies, Inc. (a)	145	13,022
Zebra Technologies Corp. Class A (a)	211	44,202
		398,032
IT Services - 9.8%
Accenture PLC Class A	128	23,651
Adyen BV (b)	25	19,291
Elastic NV	100	7,466
EPAM Systems, Inc. (a)	83	14,367
Global Payments, Inc.	412	65,974
MasterCard, Inc. Class A	1,866	493,613
MongoDB, Inc. Class A (a)	282	42,889
Netcompany Group A/S (b)	200	8,056
Okta, Inc. (a)	496	61,261
PayPal Holdings, Inc. (a)	4,229	484,051
Shopify, Inc. Class A (a)	208	62,514
Square, Inc. (a)	158	11,460
Twilio, Inc. Class A (a)	99	13,499
Visa, Inc. Class A	2,302	399,512
Wix.com Ltd. (a)	40	5,684
		1,713,288
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc. (a)	1,223	37,143
Analog Devices, Inc.	185	20,881
Marvell Technology Group Ltd.	300	7,161
Microchip Technology, Inc.	142	12,311
NVIDIA Corp.	601	98,702
NXP Semiconductors NV	160	15,618
Qualcomm, Inc.	564	42,903
Xilinx, Inc.	581	68,512
		303,231
Software - 16.8%
Adobe, Inc. (a)	2,017	594,309
Atlassian Corp. PLC (a)	582	76,149
Autodesk, Inc. (a)	50	8,145
Coupa Software, Inc. (a)	215	27,221
Dropbox, Inc. Class A (a)	768	19,238
Intuit, Inc.	511	133,540
Microsoft Corp.	6,197	830,150
New Relic, Inc. (a)	12	1,038
Pagerduty, Inc.	100	4,705
Paycom Software, Inc. (a)	240	54,413
RingCentral, Inc. (a)	420	48,266
Salesforce.com, Inc. (a)	5,484	832,087
ServiceNow, Inc. (a)	27	7,413
SS&C Technologies Holdings, Inc.	244	14,057
SurveyMonkey	738	12,184
Tableau Software, Inc. (a)	343	56,945
Tanium, Inc. Class B (a)(c)(d)	100	986
Workday, Inc. Class A (a)	1,144	235,184
		2,956,030

TOTAL INFORMATION TECHNOLOGY		5,458,931

MATERIALS - 1.8%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	50	11,319
Sherwin-Williams Co.	127	58,203
Westlake Chemical Corp.	330	22,922
		92,444
Metals & Mining - 1.3%
B2Gold Corp. (a)	4,102	12,467
Barrick Gold Corp. (Canada)	3,419	53,966
Franco-Nevada Corp.	648	55,000
Ivanhoe Mines Ltd. (a)	13,229	42,024
Kirkland Lake Gold Ltd.	943	40,628
Newcrest Mining Ltd.	400	8,972
Novagold Resources, Inc. (a)	2,336	13,753
		226,810

TOTAL MATERIALS		319,254

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	384	78,509
AvalonBay Communities, Inc.	40	8,127
Equity Residential (SBI)	249	18,904
Essex Property Trust, Inc.	32	9,342
		114,882
UTILITIES - 0.3%
Electric Utilities - 0.3%
NextEra Energy, Inc.	233	47,732
TOTAL COMMON STOCKS
(Cost $12,836,950)		17,141,268

Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(c)(d)	8	3,343
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(c)(d)	144	1,869
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,828)		5,212

Money Market Funds - 4.0%
Fidelity Cash Central Fund 2.42% (e)
(Cost $701,082)	700,942	701,082
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $13,542,860)		17,847,562
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(271,186)
NET ASSETS - 100%		$17,576,376

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,593 or 0.2% of net assets.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,653 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$588
23andMe, Inc. Series F	8/31/17	$1,999
Roofoods Ltd. Series F	9/12/17	$2,829
Tanium, Inc. Class B	4/21/17	$496

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,728
Fidelity Securities Lending Cash Central Fund	806
Total	$6,534

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,750,934	$2,750,934	$--	$--
Consumer Discretionary	2,099,294	2,083,055	16,239	--
Consumer Staples	708,707	686,290	19,074	3,343
Energy	268,411	268,251	160	--
Financials	2,614,862	2,614,862	--	--
Health Care	2,089,183	2,058,721	28,139	2,323
Industrials	674,290	644,014	30,276	--
Information Technology	5,458,931	5,442,758	15,187	986
Materials	319,254	319,254	--	--
Real Estate	114,882	114,882	--	--
Utilities	47,732	47,732	--	--
Money Market Funds	701,082	701,082	--	--
Total Investments in Securities:	$17,847,562	$17,731,835	$109,075	$6,652

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $12,841,778)	$17,146,480
Fidelity Central Funds (cost $701,082)	701,082
Total Investment in Securities (cost $13,542,860)		$17,847,562
Cash		22,483
Foreign currency held at value (cost $10,252)		10,462
Receivable for investments sold
Regular delivery		2,800
Delayed delivery		12
Receivable for fund shares sold		27,656
Dividends receivable		4,797
Distributions receivable from Fidelity Central Funds		1,484
Other receivables		431
Total assets		17,917,687
Liabilities
Payable for investments purchased	$20,807
Payable for fund shares redeemed	317,328
Other payables and accrued expenses	3,176
Total liabilities		341,311
Net Assets		$17,576,376
Net Assets consist of:
Paid in capital		$13,105,119
Total distributable earnings (loss)		4,471,257
Net Assets, for 1,218,829 shares outstanding		$17,576,376
Net Asset Value, offering price and redemption price per share ($17,576,376 ÷ 1,218,829 shares)		$14.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$67,220
Income from Fidelity Central Funds (including $806 from security lending)		6,534
Total income		73,754
Expenses
Independent trustees' fees and expenses	$41
Commitment fees	27
Total expenses before reductions	68
Expense reductions	(64)
Total expenses after reductions		4
Net investment income (loss)		73,750
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	252,645
Fidelity Central Funds	13
Foreign currency transactions	(259)
Total net realized gain (loss)		252,399
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $462)	3,077,619
Fidelity Central Funds	(13)
Assets and liabilities in foreign currencies	228
Total change in net unrealized appreciation (depreciation)		3,077,834
Net gain (loss)		3,330,233
Net increase (decrease) in net assets resulting from operations		$3,403,983

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,750	$217,342
Net realized gain (loss)	252,399	(142,429)
Change in net unrealized appreciation (depreciation)	3,077,834	(67,632)
Net increase (decrease) in net assets resulting from operations	3,403,983	7,281
Distributions to shareholders	–	(218,856)
Share transactions
Proceeds from sales of shares	2,644,163	26,074,979
Reinvestment of distributions	–	218,856
Cost of shares redeemed	(5,194,954)	(23,860,154)
Net increase (decrease) in net assets resulting from share transactions	(2,550,791)	2,433,681
Total increase (decrease) in net assets	853,192	2,222,106
Net Assets
Beginning of period	16,723,184	14,501,078
End of period	$17,576,376	$16,723,184
Other Information
Shares
Sold	195,696	1,992,788
Issued in reinvestment of distributions	–	18,043
Redeemed	(391,821)	(1,785,728)
Net increase (decrease)	(196,125)	225,103

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Opportunistic Insights Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.82	$12.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.11	.07
Net realized and unrealized gain (loss)	2.54	(.33)	2.17
Total from investment operations	2.60	(.22)	2.24
Distributions from net investment income	–	(.15)	(.04)
Distributions from net realized gain	–	–	(.01)
Total distributions	–	(.15)	(.05)
Net asset value, end of period	$14.42	$11.82	$12.19
Total ReturnC,D	22.00%	(1.85)%	22.37%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	- %H
Expenses net of all reductionsG	- %H	-%	- %H
Net investment income (loss)	.89%H	.81%	.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$17,576	$16,723	$14,501
Portfolio turnover rateI	40%H	93%	28%H

 A For the period March 8, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Flex Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,417,938
Gross unrealized depreciation	(155,102)
Net unrealized appreciation (depreciation)	$4,262,836
Tax cost	$13,584,726

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(108,411)

The Fund elected to defer to its next fiscal year approximately $830 of ordinary losses recognized during the period November 1, 2018 to December 31, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,201,296 and $5,429,735, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $99 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $64.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 41% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Actual	- %-C	$1,000.00	$1,220.00	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Opportunistic Insights Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with limited exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ZPI-SANN-0819
1.9881594.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 26, 2019